UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22669

AmericaFirst Quantitative Funds

(Exact name of registrant as specified in charter)

300 Harding Blvd., Suite 215 Roseville, CA  95678

(Address of principal executive offices)(Zip code)

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400  Broadview Heights  OH  44147

 (Name and address of agent for service)

Registrant's telephone number, including area code: (916) 757-6862

Date of fiscal year end: June 30

Date of reporting period: June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

AmericaFirst Defensive Growth Fund
AmericaFirst Large Cap Share Buyback Fund
AmericaFirst Quantitative Strategies Fund
AmericaFirst Seasonal Rotation Fund (Formerly AmericaFirst Seasonal Trends Fund)
AmericaFirst Tactical Alpha Fund
AmericaFirst Income Fund (Formerly AmericaFirst Income Trends Fund)

June 30, 2017

AmericaFirst Quantitative Funds
c/o Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, Ohio 44147

AmericaFirst Capital Management, LLC is located at 300 Harding Blvd. (Suite 215), Roseville, CA. The Funds’ distributor is Foreside Fund Services, LLC. AmericaFirst Capital Management, LLC is an owner of Matrix Capital Group, Inc. AmericaFirst is not affiliated with Burlington Capital Group, LLC (formerly America First Companies) or any of its subsidiaries.

AMERICAFIRST QUANTITATIVE FUNDS

LETTER TO SHAREHOLDERS

 JUNE 30, 2017 (UNAUDITED)

Dear Shareholder:

For the fiscal year ending June 30, 2017 the S&P 500 Index gained 17.89%.  Over this same period of time, Bonds (as measured by the Bloomberg Barclays US Aggregate Index) lost 0.65% due primarily to a nearly 3% loss in the quarter ending 12/31/2016.

Despite entering the fiscal year as a top-performing fund for 3- and 5-year performance, the AmericaFirst Defensive Growth Fund lost 7.00% for the fiscal year ending June 30, 2017 (Class I shares).  Despite a strong finish to the fiscal year, the Fund lost over 13% the first two quarters due to its exposure to Healthcare stocks as well as substantial losses sustained by its short selling strategy – which represented 20% of the fund’s portfolio.  Its benchmark S&P 500 Total Return Index gained 17.89% over the same period of time. Thankfully, the Fund found its footing and gained roughly 6.7% the final two quarters of the fiscal year.

The AmericaFirst Large Cap Share Buyback Fund earned 3.30% (Class I shares) from its January 31st, 2017 inception through its fiscal year-end of June 30, 2017.  The Fund invests in large cap and blue chip companies that have purchased their own stocks within the last twelve months of the portfolio selection date.

The AmericaFirst Quantitative Strategies Fund was positive three of the four quarters comprising the fiscal year ending June 30, 2017 and earned 8.64% (Class A shares load waived).  The Fund is a compilation of several low-correlated AmericaFirst investment strategies and suffered its only loss in the second quarter of the fiscal year due to its exposure to its Defensive Growth model.  The Fund underperformed its benchmark S&P 500 Total Return Index by nearly 9.25% as the benchmark earned 17.89% over the same timeframe.

The AmericaFirst Seasonal Rotation Fund earned 15.54% (Class I shares) for the fiscal year ending June 30, 2017.  The Fund invests in stocks from November through April and in bonds May through October.  The majority of the Fund’s gains were earned during the second and third quarters of the fiscal year as it was invested primarily in common stock.  The Fund outperformed its benchmark Dow Jones U.S. Moderately Conservative Portfolio Index by approximately 8.93% as the benchmark index earned 6.61% for the fiscal period.

The AmericaFirst Tactical Alpha Fund earned 4.61% (Class I shares) for the fiscal year ending June 30, 2017.  The Fund invests in a compilation of AmericaFirst investment strategies representing numerous asset classes, domiciles and sectors. While Cyclical sectors provide attractive returns, the Fund was held back by the underperformance of its Defensive sector holdings.  The Fund underperformed its benchmark, the S&P 500 Total Return Index as the index earned 17.89% over the same timeframe.

AMERICAFIRST QUANTITATIVE FUNDS

LETTER TO SHAREHOLDERS (CONTINUED)

 JUNE 30, 2017 (UNAUDITED)

The AmericaFirst Income Fund gained 18.04% (Class I shares) for the fiscal year ending on June 30, 2017.  The Fund seeks to maintain a 60% Stock (all-cap) and 40% (high-yield) bond allocation.  The Stock allocation invests in high-dividend Common Stocks, Preferred Stocks, Real Estate Investment Trusts (REITs) and Master Limited Partnerships (MLPs).  The Fund earned positive returns in all four quarters of the fiscal year and outperformed its benchmark Bloomberg Barclays Aggregate Bond Index by approximately 18.69% as the benchmark performed -0.65% over the same timeframe.

Sincerely,

Rick Gonsalves

President

AmericaFirst Capital Management

AmericaFirst Quantitative Funds

AMERICAFIRST DEFENSIVE GROWTH FUND

PERFORMANCE ILLUSTRATION

 JUNE 30, 2017 (UNAUDITED)

 COMPARISON OF A $10,000 INVESTMENT IN THE AMERICAFIRST DEFENSIVE GROWTH FUND CLASS A SHARES AND THE S&P 500 TOTAL RETURN INDEX

Average Annual Total Return

		One Year	Three Year	Five Year	Commencement of Operations through June 30, 2017 (1)
Class A	Without sales load	-7.26%	-1.95%	4.97%	5.30%
	With sales load	-11.94%	-3.61%	3.91%	4.41%
Class U	Without sales load	-7.85%	-2.46%	4.44%	4.74%
	With sales load	-10.14%	-3.29%	3.92%	4.30%
Class I		-7.00%	-1.11%	5.85%	6.13%
S&P 500 Total Return Index		17.89%	9.61%	14.63%	12.89%

(1)AmericaFirst Defensive Growth Fund Class A, Class U and Class I shares commenced operations on May 23, 2011. Redemption fees are a 1% of amount redeemed, if sold within 90 days.

Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing.  Each Fund’s prospectus and summary prospectus contain this and other information about the Fund and should be read carefully before investing.  Each Fund’s prospectus and summary prospectus are available at no cost at www.AmericaFirstFunds.com, by calling toll-free 1-877-217-8363, or 1-866-960-1355, or emailing info@afcm-quant.com.

Total Fund operating expense ratios as stated in the Fund's prospectus dated October 31, 2016 were as follows: AmericaFirst Defensive Growth Fund Class A, 2.88% gross of fee waivers or expense reimbursements and 2.88% after waiver and reimbursement; Class U, 3.63% gross of fee waivers or expense reimbursements and 3.63% after waiver and reimbursement; and Class I, 2.62% gross of fee waivers or expense reimbursements and 2.62% after waiver and reimbursement.  The maximum load on Class A shares is 5.00% and on Class U shares is 2.50%.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8363.

The above graph depicts the performance of the AmericaFirst Defensive Growth Fund Class A shares versus the S&P 500 Total Return Index. The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take

AMERICAFIRST DEFENSIVE GROWTH FUND

PERFORMANCE ILLUSTRATION

 JUNE 30, 2017 (UNAUDITED)

into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the AmericaFirst Defensive Growth Fund, which will not invest in certain securities comprising this index.

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

PERFORMANCE ILLUSTRATION

 JUNE 30, 2017 (UNAUDITED)

COMPARISON OF A $10,000 INVESTMENT IN THE AMERICAFIRST LARGE CAP SHARE BUYBACK FUND CLASS A SHARES AND THE S&P 500 TOTAL RETURN INDEX

Average Annual Total Return

		Commencement of Operations through June 30, 2017 (1)
Class A	Without sales load	2.90%
	With sales load	-2.26%
Class U	Without sales load	2.80%
	With sales load	0.21%
Class I		3.30%
S&P 500 Total Return Index		7.30%

(1)AmericaFirst Large Cap Share Buyback Fund Class A, Class U and Class I shares commenced operations on January 31, 2017. Redemption fees are a 1% of amount redeemed, if sold within 90 days.

Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing.  Each Fund’s prospectus and summary prospectus contain this and other information about the Fund and should be read carefully before investing.  Each Fund’s prospectus and summary prospectus are available at no cost at www.AmericaFirstFunds.com, by calling toll-free 1-877-217-8363, or 1-866-960-1355, or emailing info@afcm-quant.com.

Total Fund estimated operating expense ratios as stated in the Fund's prospectus dated January 17, 2017 were as follows:  AmericaFirst Large Cap Share Buyback Fund Class A, 2.21% gross of fee waivers or expense reimbursements and 2.21% after fee waiver and reimbursements; Class U, 2.96% gross of fee waivers or expense reimbursements and 2.95% after fee waiver and reimbursements; and Class I, 1.96% gross of fee waivers or expense reimbursements and 1.74% after fee waiver and reimbursements.  The maximum load on Class A shares is 5.00% and on Class U shares is 2.50%.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8363.

The above graph depicts the performance of the AmericaFirst Large Cap Share Buyback Fund Class A shares versus the S&P 500 Total Return Index. The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the AmericaFirst Large Cap Share Buyback Fund, which will not invest in certain securities comprising this index.

AMERICAFIRST QUANTITATIVE STRATEGIES FUND

PERFORMANCE ILLUSTRATION

 JUNE 30, 2017 (UNAUDITED)

COMPARISON OF A $10,000 INVESTMENT IN THE AMERICAFIRST QUANTITATIVE STRATEGIES FUND CLASS A SHARES AND THE S&P 500 TOTAL RETURN INDEX

Average Annual Total Return

		One Year	Three Year	Five Year	Commencement of Operations through June 30, 2017
Class A (1)	Without sales load	8.64%	-2.39%	4.70%	0.48%
	With sales load	4.36%	-3.70%	3.85%	0.05%
Class C (1)	Without sales load	7.92%	-3.12%	3.96%	-0.26%
	With sales load	6.93%	-3.45%	3.75%	-0.36%
Class I (2)		8.31%	N/A	N/A	-1.39%
S&P 500 Total Return Index		17.89%	9.61%	14.63%	7.29%

(1)AmericaFirst Quantitative Strategies Fund Class A and Class C shares commenced operations on September 28, 2007. Benchmark since inception return assumes inception date of September 28, 2007.

(2)AmericaFirst Quantitative Strategies Fund Class I shares commenced operations on December 31, 2014.

Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing.  Each Fund’s prospectus and summary prospectus contain this and other information about the Fund and should be read carefully before investing.  Each Fund’s prospectus and summary prospectus are available at no cost at www.AmericaFirstFunds.com, by calling toll-free 1-877-217-8363, or 1-866-960-1355, or emailing info@afcm-quant.com.

Total Fund operating expense ratios as stated in the Fund's prospectus dated October 31, 2016 were as follows: AmericaFirst Quantitative Strategies Fund Class A, 1.98% gross of fee waivers or expense reimbursements and 1.70% after waiver and reimbursement; Class C, 2.74% gross of fee waivers or expense reimbursements and 2.45% after waiver and reimbursement; and Class I, 1.92% gross of fee waivers or expense reimbursements and 1.92% after fee waiver and reimbursements.  The maximum load on Class A shares is 4.00% and on Class C shares is 1.00%.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8363.

The above graph depicts the performance of the AmericaFirst Quantitative Strategies Fund Class A Shares versus the S&P 500 Total Return Index. The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

AMERICAFIRST QUANTITATIVE STRATEGIES FUND

PERFORMANCE ILLUSTRATION

 JUNE 30, 2017 (UNAUDITED)

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the AmericaFirst Quantitative Strategies Fund, which will not invest in certain securities comprising this index.

AMERICAFIRST SEASONAL ROTATION FUND

PERFORMANCE ILLUSTRATION

 JUNE 30, 2017 (UNAUDITED)

COMPARISON OF A $10,000 INVESTMENT IN THE AMERICAFIRST SEASONAL ROTATION FUND* CLASS A SHARES AND THE DOW JONES U.S. MODERATELY CONSERVATIVE PORTFOLIO INDEX

Average Annual Total Return

		One Year	Three Year	Commencement of Operations through June 30, 2017 (1)
Class A	Without sales load	15.08%	4.11%	4.38%
	With sales load	9.33%	2.33%	2.92%
Class U	Without sales load	14.43%	3.56%	3.85%
	With sales load	11.52%	2.67%	3.12%
Class I		15.54%	4.58%	4.88%
Dow Jones U.S. Moderately Conservative Portfolio Index		6.61%	4.72%	5.81%

(1)AmericaFirst Seasonal Rotation Fund Class A, Class U, and Class I shares commenced operations on October 31, 2013. Benchmark since inception return assumes inception date of October 31, 2013.

* Formerly known as AmericaFirst Seasonal Trends Fund.

Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing.  Each Fund’s prospectus and summary prospectus contain this and other information about the Fund and should be read carefully before investing.  Each Fund’s prospectus and summary prospectus are available at no cost at www.AmericaFirstFunds.com, by calling toll-free 1-877-217-8363, or 1-866-960-1355, or emailing info@afcm-quant.com.

Total Fund operating expense ratios as stated in the Fund's prospectus dated October 31, 2016 were as follows: AmericaFirst Seasonal Rotation Fund Class A, 3.01% gross of fee waivers or expense reimbursements and 2.63% after fee waiver and reimbursements; Class U, 3.77% gross of fee waivers or expense reimbursements and 3.13% after fee waiver and reimbursements; and Class I, 2.68% gross of fee waivers or expense reimbursements and 2.13% after fee waiver and reimbursements.  The maximum load on Class A shares is 5.00% and on Class U shares is 2.50%.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8363.

The above graph depicts the performance of the AmericaFirst Seasonal Rotation Fund Class A shares versus the Dow Jones U.S. Moderately Conservative Portfolio Index. The Dow Jones U.S. Moderately Conservative Portfolio Index This index is a weighted average of other stock, bond, and cash indexes. It is reconstructed monthly and represents 40% of the risk of the U.S. equities market. The equities position (which is close to 40% of the portfolio) is constructed by equally weighting six Dow Jones U.S. Style Indexes (Large Growth, Large Value, Mid Growth, Mid Value, Small Growth and Small Value). The bond and cash position (which is close to 60% of the portfolio) is composed of various Barclays U.S. fixed income indexes.

As with any fund, save an index fund, that commonly compares its performance to the Dow Jones U.S. Moderately Conservative Portfolio Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s

AMERICAFIRST SEASONAL ROTATION FUND

PERFORMANCE ILLUSTRATION

 JUNE 30, 2017 (UNAUDITED)

investments and the securities comprising the index; so too with the AmericaFirst Seasonal Rotation Fund, which will not invest in certain securities comprising this index.

AMERICAFIRST TACTICAL ALPHA FUND

PERFORMANCE ILLUSTRATION

 JUNE 30, 2017 (UNAUDITED)

COMPARISON OF A $10,000 INVESTMENT IN THE AMERICAFIRST TACTICAL ALPHA FUND* CLASS A SHARES AND THE S&P 500 TOTAL RETURN INDEX

Average Annual Total Return

		1 Year	3 Year	5 Year	Commencement of Operations through June 30, 2017 (1)
Class A	Without sales load	3.79%	0.85%	5.85%	3.84%
	With sales load	-1.36%	-0.85%	4.77%	3.12%
Class U	Without sales load	3.39%	0.37%	5.33%	3.32%
	With sales load	0.76%	-0.47%	4.79%	2.96%
Class I (2)		4.61%	1.93%	6.78%	6.32%
S&P 500 Total Return Index		17.89%	9.61%	14.63%	13.83%

(1)AmericaFirst Tactical Alpha Fund Class A and Class U shares commenced operations on February 26, 2010. Benchmark since inception return assumes inception date of February 26, 2010.

(2)AmericaFirst Tactical Alpha Fund Class I commenced operations on July 12, 2010.

* Formerly known as AmericaFirst Absolute Return Fund.

Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing.  Each Fund’s prospectus and summary prospectus contain this and other information about the Fund and should be read carefully before investing.  Each Fund’s prospectus and summary prospectus are available at no cost at www.AmericaFirstFunds.com, by calling toll-free 1-877-217-8363, or 1-866-960-1355, or emailing info@afcm-quant.com.

Total Fund operating expense ratios as stated in the Fund's prospectus dated October 31, 2016 were as follows: AmericaFirst Tactical Alpha Fund Class A, 3.21% gross of fee waivers or expense reimbursements and 2.76% after fee waiver and reimbursements; Class U, 3.96% gross of fee waivers or expense reimbursements and 3.26% after fee waiver and reimbursements; and Class I, 2.97% gross of fee waivers or expense reimbursements and 2.05% after fee waiver and reimbursements.  The maximum load on Class A shares is 5.00% and on Class U shares is 2.50%.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8363.

The above graph depicts the performance of the AmericaFirst Tactical Alpha Fund Class A shares versus the S&P 500 Total Return Index. The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the AmericaFirst Tactical Alpha Fund, which will not invest in certain securities comprising this index.

AMERICAFIRST INCOME FUND

PERFORMANCE ILLUSTRATION

 JUNE 30, 2017 (UNAUDITED)

COMPARISON OF A $10,000 INVESTMENT IN THE AMERICAFIRST INCOME FUND* CLASS A SHARES AND THE BLOOMBERG BARCLAYS AGGREGATE BOND INDEX

Average Annual Total Return

		One Year	Three Year	Five Year	Commencement of Operations through June 30, 2017 (1)

Class A	Without sales load	17.61%	-0.68%	2.94%	2.27%
	With sales load	12.89%	-2.04%	1.88%	1.75%
Class U	Without sales load	16.98%	-1.17%	2.45%	1.83%
	With sales load	14.64%	-1.84%	1.86%	1.57%
Class I		18.36%	0.16%	3.72%	2.87%
Bloomberg Barclays Aggregate Bond Index		-0.65%	-0.65%	2.15%	3.00%

(1)AmericaFirst Income Fund Class A, Class U and Class I shares commenced operations on July 1, 2010.

* Formerly known as AmericaFirst Income Trends Fund.

Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing.  Each Fund’s prospectus and summary prospectus contain this and other information about the Fund and should be read carefully before investing.  Each Fund’s prospectus and summary prospectus are available at no cost at www.AmericaFirstFunds.com, by calling toll-free 1-877-217-8363, or 1-866-960-1355, or emailing info@afcm-quant.com.

Total Fund operating expense ratios as stated in the Fund's prospectus dated October 31, 2016 were as follows: AmericaFirst Income Fund Class A, 2.73% gross of fee waivers or expense reimbursements and 2.43% after waiver and reimbursement; Class U, 3.42% gross of fee waivers or expense reimbursements and 2.93% after waiver and reimbursement; and Class I, 2.37% gross of fee waivers or expense reimbursements and 1.63% after waiver and reimbursement.  The maximum load on Class A shares is 4.00% and on Class U shares is 2.00%.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8363.

The above graph depicts the performance of the AmericaFirst Income Fund Class A shares versus the Bloomberg Barclays Aggregate Bond Index. The Bloomberg Barclays Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities).  Investors cannot invest directly in an index or benchmark.

As with any fund, save an index fund, that commonly compares its performance to the Bloomberg Barclays Aggregate Bond Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the AmericaFirst Income Fund, which will not invest in certain securities comprising this index.

AMERICAFIRST DEFENSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2017

Shares		Value

COMMON STOCK - 92.95%

Aircraft Part & Auxiliary Equipment - 4.10%
4,969	TransDigm Group, Inc.	$ 1,336,015

Beverages - 6.62%
11,191	Dr. Pepper Snapple Group, Inc.	1,019,612
9,497	Diageo PLC ADR	1,138,026
		2,157,638
Converted Paper & Paperboard Products - 3.30%
8,336	Kimberly-Clark Corp.	1,076,261

Crude Petroleum & Natural Gas - 3.05%
20,115	Energen Corp. *	993,076

Electric Services - 6.96%
28,918	Otter Tail Corp.	1,145,153
19,164	Ormat Technologies, Inc.	1,124,544
		2,269,697
Fats & Oils - 6.17%
23,815	Archer-Daniels-Midland Co. **	985,465
13,758	Bunge Ltd.	1,026,347
		2,011,812
Food & Kindred Products - 2.98%
27,258	B&G Foods, Inc.	970,385

Hospital & Medical Service Plans - 11.64%
8,590	Aetna, Inc. **	1,304,220
7,472	Cigna Corp.	1,250,738
6,679	UnitedHealth Group, Inc.	1,238,420
		3,793,378
Mining, Quarry of Nonmetallic Minerals - 3.22%
40,099	MDU Resources Group, Inc.	1,050,594

Miscellaneous Electrical Machinery, Equipment & Supplies - 2.90%
19,650	Energizer Holdings, Inc.	943,593

Natural Gas Transmission - 3.45%
37,157	Williams Companies, Inc.	1,125,114

* Represents non-income producing security during the period.

**  All or a portion is held as collateral at June 30, 2017.  Segregated securities can be used as collateral for future securities sold short transactions.

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST DEFENSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2017

Shares		Value

Pharmaceutical Preparations - 8.08%
10,886	Bayer AG ADR	$ 1,413,710
16,826	AbbVie, Inc. **	1,220,053
		2,633,763
Railroads, Line-Haul Operating - 3.66%
9,794	Northfolk Southern Corp.	1,191,930

Refrigeration & Service Industry Machinery - 2.99%
8,024	The Middleby Corp. *	974,996

Retail-Drug Stores & Proprietary Stores - 3.25%
16,580	Express Scripts Holding Co. *	1,058,467

Ship & Boat Building & Repair - 3.56%
5,854	General Dynamics Corp.	1,159,677

Soap, Detergent, Cleaning Preparations, Perfumes & Cosmetics - 3.49%
21,952	Church & Dwight Company, Inc.	1,138,870

Specialty Cleaning, Polishing & Sanitation Preparations - 3.33%
8,135	Clorox Co.	1,083,907

Telecommunications - 3.73%
87,781	Spark New Zealand Ltd. ADR	1,215,767

Telegraph & Other Message Communications - 3.41%
13,063	J2 Global, Inc.	1,111,531

Telephone Communications - 3.06%
26,442	AT&T, Inc. **	997,657

TOTAL COMMON STOCK (Cost $29,359,258) - 92.95%		$30,294,128

EXCHANGE TRADED FUND - 8.69%
84,505	ProShares Short S&P 500 *	2,830,918

TOTAL EXCHANGE TRADED FUND (Cost $2,880,353) - 8.69%		$ 2,830,918

* Represents non-income producing security during the period.

**  All or a portion is held as collateral at June 30, 2017.  Segregated securities can be used as collateral for future securities sold short transactions.

ADR - American Depositary Receipt

AMERICAFIRST DEFENSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2017

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST DEFENSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2017

Shares	Value

TOTAL INVESTMENTS (Cost $32,239,611) *** - 101.64%	$33,125,046

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.64)%	(532,587)

NET ASSETS - 100.00%	$32,592,459

*** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $32,239,611 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation                                $1,805,195

Gross Unrealized Depreciation                                    (919,760)

       Net Unrealized Appreciation                             $   885,435

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST DEFENSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2017

The Fund’s holdings were divided among the following economic industries (Unaudited):

Aircraft Part & Auxiliary Equipment	4.03%
Beverages	6.51%
Converted Paper & Paperboard Products	3.25%
Crude Petroleum & Natural Gas	3.00%
Electric Services	6.85%
Fats & Oils	6.07%
Food & Kindred Products	2.93%
Hospital & Medical Service Plans	11.45%
Mining, Quarry of Nonmetallic Minerals	3.17%
Miscellaneous Electrical Machinery, Equipment & Supplies	2.85%
Natural Gas Transmission	3.40%
Pharmaceutical Preparations	7.95%
Railroads, Line-Haul Operating	3.60%
Refrigeration & Service Industry Machinery	2.94%
Retail-Drug Stores & Proprietary Stores	3.20%
Ship & Boat Building & Repair	3.50%
Soap, Detergent, Cleaning Preparations, Perfumes & Cosmetics	3.44%
Specialty Cleaning, Polishing & Sanitation Preparations	3.27%
Telecommunications	3.67%
Telegraph & Other Message Communications	3.36%
Telephone Communications	3.01%
Exchange Traded Fund	8.55%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of June 30, 2017 and are subject to change.

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2017

Shares		Value

COMMON STOCK - 96.87%

Air Transportation - 4.20%
1,069	United Continential Holdings, Inc. *	$ 80,442

Beverages - 4.37%
1,685	Monster Beverage Corp. *	83,711

Fire, Marine & Casualty Insurance - 4.01%
302	Everest Re Group Ltd.	76,886

General Industrial Machinery & Equipment - 4.11%
550	Illinois Tool Works, Inc.	78,787

Guided Missiles, Space Vehicles & Parts - 4.08%
282	Lockheed Martin Corp.	78,286

Laboratory Analytical Instruments - 4.51%
147	Mettler-Toledo International, Inc. *	86,515

Men's & Boy's Furnishings, Work Clothing, & Allied Garments - 4.48%
751	PVH Corp.	85,989

Motorcycles & Parts - 3.78%
1,341	Harley-Davidson, Inc.	72,441

Operative Builders - 4.53%
36	NVR, Inc. *	86,782

Radio, TV Broadcasting, & Communications Equipment - 3.99%
882	Motorola Solutions, Inc.	76,505

Retail-Auto and Home Supply Stores - 6.77%
110	AutoZone, Inc. *	62,751
307	O'Reilly Automotive, Inc. *	67,153
		129,904
Retail-Eating Places - 8.75%
540	McDonalds Corp.	82,706
1,152	Yum! Brands, Inc.	84,972
		167,678

* Represents non-income producing security during the period.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2017

Shares		Value

Retail-Variety Stores - 3.71%
1,359	Target Corp.	$ 71,062

Search, Detection, Navigation, Guidance, & Aeronautical Systems - 3.94%
1,482	Garmin Ltd.	75,626

Services-Business Services - 8.11%
829	Visa, Inc.	77,744
754	MSCI, Inc.	77,654
		155,398
Services-General Medical & Surgical Hospitals - 4.07%
895	HCA Holdings, Inc. *	78,044

Services-Prepackaged Software - 11.73%
2,326	Cadence Design Systems, Inc. *	77,898
2,390	Symantec Corp.	67,518
728	Check Point Software Technologies Ltd. *	79,410
		224,826
Soap, Detergent, Cleaning Preparations, Perfumes & Cosmetics - 3.96%
872	Procter & Gamble Co.	75,995

Wholesale-Groceries & Related Products - 3.77%
1,435	Sysco Corp.	72,224

TOTAL COMMON STOCK (Cost $1,811,754) - 96.87%		$ 1,857,101

MONEY MARKET FUND - 3.05%
58,402	Federated Institutional Prime Obligations Fund - Institutional Class 1.00% **	58,402
TOTAL MONEY MARKET FUND (Cost $58,402) - 3.05%		58,402

TOTAL INVESTMENTS (Cost $1,870,156) *** - 99.92%		$ 1,915,503

OTHER ASSETS LESS LIABILITIES - 0.08%		1,537

NET ASSETS - 100.00%		$ 1,917,040

* Represents non-income producing security during the period.

** Variable rate security; the money market rate shown represents the seven day yield at June 30, 2017.

*** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $1,870,156 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation                          $95,298

Gross Unrealized Depreciation                           (49,951)

          Net Unrealized Appreciation                    $45,347

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2017

The accompanying notes are an integral part of these financial statements.

The Fund’s holdings were divided among the following economic industries (Unaudited):

Air Transportation	4.20%
Beverages	4.37%
Fire, Marine & Casualty Insurance	4.01%
General Industrial Machinery & Equipment	4.11%
Guided Missiles, Space Vehicles & Parts	4.09%
Laboratory Analytical Instruments	4.52%
Men's & Boy's Furnishings, Work Clothing, & Allied Garments	4.49%
Motorcycles & Parts	3.78%
Operative Builders	4.53%
Radio, TV Broadcasting, & Communications Equipment	3.99%
Retail-Auto and Home Supply Stores	6.78%
Retail-Eating Places	8.75%
Retail-Variety Stores	3.71%
Search, Detection, Navigation, Guidance, & Aeronautical Systems	3.95%
Services-Business Services	8.11%
Services-General Medical & Surgical Hospitals	4.07%
Services-Prepackaged Software	11.74%
Soap, Detergent, Cleaning Preparations, Perfumes & Cosmetics	3.98%
Wholesale-Groceries & Related Products	3.77%
Money Market Fund	3.05%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of June 30, 2017 and are subject to change.

AMERICAFIRST QUANTITATIVE STRATEGIES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2017

Shares/Par		Value

COMMON STOCK - 75.30%

Air Transportation - 0.61%
80,929	American Airlines Group, Inc. (*) (***)	$ 80,929

Aircraft - 2.48%
1,655	Boeing Co.	327,276

Beverages - 2.30%
2,528	Diageo PLC ADR	302,930

Cigarettes - 2.31%
4,097	Altria Group, Inc.	305,104

Converted Paper & Paperboard Products - 2.17%
2,222	Kimberly-Clark Corp.	286,883

Crude Petroleum & Natural Gas - 2.01%
5,372	Energen Corp. *	265,216

Electric Services - 3.42%
9,881	Portland General Electric Co.	451,463

Food & Kindred Products - 1.96%
7,250	B&G Foods, Inc.	258,100

Gas & Other Services - 3.39%
3,963	Sempra Energy	446,828

Grain Mill Products - 3.18%
6,041	Kellogg Co.	419,608

Leather & Leather Products - 2.53%
7,050	Coach, Inc.	333,747

Mining, Quarry of Nonmetallic Minerals - 2.12%
10,676	MDU Resources Group, Inc.	279,711

Natural Gas Transmission - 2.27%
9,889	Williams Companies, Inc.	299,439

* Represents non-income producing security during the period.

*** Level 2 Security.  Security was being fair value priced at June 30, 2017.

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST QUANTITATIVE STRATEGIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2017

Shares/Par		Value

Ordnance & Accessories - 2.58%
5,470	Sturm Ruger & Company, Inc.	$ 339,961

Pharmaceutical Preparations - 8.09%
3,522	Johnson & Johnson	465,925
9,110	Teva Pharmaceutical Industries Ltd. ADR	302,634
6,934	GlaxoSmithKline PLC ADR	298,994
		1,067,553
Pipe Lines - 3.08%
5,701	Magellan Midstream Partners, LP	406,310

Plastic Products - 2.48%
4,660	Tupperware Brands Corp.	327,272

Poultry Slaughtering & Processing - 2.25%
4,740	Tyson Foods, Inc.	296,866

Radio, TV Broadcasting, & Communications Equipment - 2.24%
1,768	L3 Technologies, Inc.	295,397

Refrigeration & Service Industry Machinery - 1.97%
2,140	The Middleby Corp. *	260,032

Retail-Drug Stores & Proprietary Stores - 2.15%
4,439	Express Scripts Holding Co. *	283,386

Retail-Retail Stores - 3.19%
9,320	AmeriGas Partners LP	420,984

Semiconductors & Related Devices - 2.08%
8,115	Intel Corp.	273,800

Services-Business Services - 2.41%
5,467	Total System Services, Inc.	318,453

Ship & Boat Building & Repairing - 3.18%
26,900	Marine Products Corp.	419,909

Soap, Detergent, Cleaning Preparations, Perfumes & Cosmetics - 2.15%
3,255	Procter & Gamble Co.	283,673

* Represents non-income producing security during the period.

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST QUANTITATIVE STRATEGIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2017

Shares/Par		Value

Special Industry Machinery - 2.44%
2,279	Lam Research Corp.	$ 322,319

Telegraph & Other Message Communications - 2.25%
3,480	J2 Global, Inc.	296,113

Telephone Communications - 2.01%
7,037	AT&T, Inc.	265,506

TOTAL COMMON STOCK (Cost $10,227,412) - 75.30%		$ 9,934,768

CORPORATE BONDS - 3.80%

Telecommunication Services - 1.82%
300,000	Frontier Communications Corp., 9.00%, 8/15/2031	240,750

Tobacco Products - 1.98%
300,000	Alliance One International, Inc., 9.875%, 7/15/2021	261,000

TOTAL CORPORATE BONDS (Cost $522,020) - 3.80%		501,750

REAL ESTATE INVESTMENT TRUSTS - 18.30%
7,597	Liberty Property Trust	309,274
26,345	Annaly Capital Management	317,457
12,954	Starwood Property Trust, Inc.	290,040
17,235	New Residential Investment Corp.	268,177
8,876	Omega Healthcare Investors, Inc.	293,085
22,072	Agnc Investment Corp.	469,913
4,126	Digital Reality Trust, Inc.	466,032
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,323,222) - 18.30%		2,413,978

MONEY MARKET FUND - 2.05%
270,839	Federated Institutional Prime Obligations Fund - Institutional Class 1.00% **	270,839
TOTAL MONEY MARKET FUND (Cost $270,839) - 2.05%		270,839

TOTAL INVESTMENTS (Cost $13,343,493) **** - 99.45%		$13,121,335

OTHER ASSETS LESS LIABILITIES - 0.55%		73,154

NET ASSETS - 100.00%		$13,194,489

** Variable rate security; the money market rate shown represents the seven day yield at June 30, 2017.

**** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $13,329,665 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation             $610,281

Gross Unrealized Depreciation              (818,611)

        Net Unrealized Depreciation        $(208,330)

AMERICAFIRST QUANTITATIVE STRATEGIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2017

The accompanying notes are an integral part of these financial statements.

The Fund’s holdings were divided among the following economic industries (Unaudited):

Air Transportation	0.62%
Aircraft	2.49%
Beverages	2.31%
Cigarettes	2.33%
Converted Paper & Paperboard Products	2.19%
Crude Petroleum & Natural Gas	2.02%
Electric Services	3.44%
Food & Kindred Products	1.97%
Gas & Other Services	3.40%
Grain Mill Products	3.20%
Leather & Leather Products	2.54%
Mining, Quarry of Nonmetallic Minerals	2.13%
Natural Gas Transmission	2.28%
Ordnance & Accessories	2.59%
Pharmaceutical Preparations	8.14%
Pipe Lines	3.10%
Plastic Products	2.49%
Poultry Slaughtering & Processing	2.26%
Radio, TV Broadcasting, & Communications Equipment	2.25%
Refrigeration & Service Industry Machinery	1.98%
Retail-Drug Stores & Proprietary Stores	2.16%
Retail-Retail Stores	3.21%
Semiconductors & Related Devices	2.09%
Services-Business Services	2.43%
Ship & Boat Building & Repairing	3.20%
Soap, Detergent, Cleaning Preparations, Perfumes & Cosmetics	2.16%
Special Industry Machinery	2.46%
Telegraph & Other Message Communications	2.26%
Telecommunication Services	1.83%
Telephone Communications	2.02%
Tobacco Products	1.99%
Real Estate Investment Trusts	18.40%
Money Market Fund	2.06%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of June 30, 2017 and are subject to change.

AMERICAFIRST SEASONAL ROTATION FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2017

Shares/Par		Value

CORPORATE BONDS - 39.87%

Discount, Variety Stores - 5.39%
400,000	Target Corp., 7.00%, 7/15/2031	$ 518,649

Diversified Machinery - 5.70%
400,000	General Electric Corp., 6.750%, 3/15/2032	548,266

Electric Services - 6.71%
500,000	PSEG Power LLC., 8.625%, 4/15/2031	645,158

Money Center Banks - 6.54%
500,000	Wells Fargo & Co., 5.950%, 8/26/2036	628,940

Sovereign Related Financial Company - 10.29%
1,000,000	Federal Farm Credit Bank, 3.170%, 4/24/2029	989,891

Telephone Communications - 5.24%
500,000	Qwest Corp, 6.875%, 9/15/2033	503,813

TOTAL CORPORATE BONDS (Cost $3,838,108) - 39.87%		3,834,717

U.S. TREASURY BONDS - 36.90%
730,000	U.S. Treasury Bond, 4.750%, 2/15/2041	982,933
770,000	U.S. Treasury Bond, 5.500%, 8/15/2028	1,006,805
725,000	U.S. Treasury Bond, 6.125%, 8/15/2029	1,010,101
400,000	U.S. Treasury Bond, 5.000%, 5/15/2037	548,828
TOTAL U.S. TREASURY BONDS (Cost $3,553,902) - 36.90%		3,548,667

U.S. TREASURY NOTES - 20.61%
1,000,000	U.S. Treasury Note, 2.250%, 2/15/2027	995,352
1,000,000	U.S. Treasury Note, 2.000%, 2/15/2025	986,289
TOTAL U.S. TREASURY NOTES (Cost $1,966,761) - 20.61%		1,981,641

MONEY MARKET FUND - 0.90%
86,663	Federated Institutional Prime Obligations Fund - Institutional Class 1.00% *	86,663
TOTAL MONEY MARKET FUND (Cost $86,663) - 0.90%		86,663

TOTAL INVESTMENTS (Cost $9,445,434) ** - 98.28%		$9,451,688

OTHER ASSETS LESS LIABILITIES - 1.72%		165,065

NET ASSETS - 100.00%		$9,616,753

* Variable rate security; the money market rate shown represents the seven day yield at June 30, 2017.

** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $9,445,434 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation         $40,638

Gross Unrealized Depreciation          (34,384)

        Net Unrealized Appreciation     $  6,254

AMERICAFIRST SEASONAL ROTATION FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2017

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST SEASONAL ROTATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2017

The Fund’s holdings were divided among the following economic industries (Unaudited):

Discount, Variety Stores	5.49%
Diversified Machinery	5.80%
Electric Services	6.83%
Money Center Banks	6.65%
Sovereign Related Financial Company	10.47%
Telephone Communications	5.33%
U.S. Treasury Bonds	37.54%
U.S. Treasury Notes	20.97%
Money Market Fund	0.92%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of June 30, 2017 and are subject to change.

AMERICAFIRST TACTICAL ALPHA FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2017

Shares		Value

COMMON STOCK - 89.92%

Agriculture Chemicals - 1.86%
1,707	Terra Nitrogen Company L.P.	$ 146,563

Agriculture Production - 1.83%
2,832	Fresh Del Monte Produce, Inc.	144,177

Beverages - 2.25%
3,952	Coca-Cola Co.	177,247

Cable & Other Pay Television Services - 3.98%
7,184	MSG Networks, Inc. *	161,281
2,859	AMC Networks, Inc., Class A *	152,699
		313,980
Construction Machinery & Equipment - 2.46%
1,808	Caterpillar, Inc.	194,288

Converted Paper & Paperboard Products - 2.08%
1,274	Kimberly-Clark Corp.	164,486

Cutlery, Handtools & General Hardware - 2.25%
1,262	Stanley Black & Decker, Inc.	177,601

Electric Services - 6.60%
4,533	PNM Resources, Inc.	173,387
2,939	Ormat Technologies, Inc.	172,461
4,426	Otter Tail Corp.	175,270
		521,118
Engines & Turbines - 2.28%
1,109	Cummins, Inc.	179,902

Farm Machinery & Equipment - 1.87%
1,191	Deere & Co.	147,196

Fats & Oils - 1.91%
3,643	Archer-Daniels-Midland Co.	150,747

Fire, Marine, & Casualty Insurance - 2.04%
1,160	RenaissanceRe Holdings Ltd.	161,298

* Represents non-income producing security during the period.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST TACTICAL ALPHA FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2017

Shares		Value

Grain Mill Products - 4.03%
2,310	Kellog Co.	$ 160,453
2,843	General Mills, Inc.	157,502
		317,955
Hotels & Motels - 2.03%
8,392	Caesars Acquisition Co. *	159,868

Industrial Organic Chemicals - 1.97%
1,839	LyondellBasell Industries N.V.	155,193

Investment Advice - 2.44%
5,476	Invesco Ltd.	192,700

Investment Brokerage - 2.14%
6,452	Leucadia National Corp.	168,784

Leather & Leather Products - 2.44%
4,059	Coach, Inc.	192,153

Miscellaneous Industrial & Commercial Machinery & Equipment - 2.23%
2,262	Eaton Corporation PLC	176,051

Miscellaneous Fabricated Metal Products - 2.12%
1,046	Parker-Hannifin Corp.	167,172

Motor Vehicles & Passenger Car Bodies - 2.06%
1,544	Toyota Motor Corp. ADR	162,151

National Commercial Banks - 2.22%
3,994	Zions Bancorporation	175,377

Natural Gas Transmission - 1.85%
9,775	Archrock Partners L.P.	145,745

Ordnance & Accessories - 1.88%
2,382	Sturm Ruger & Company, Inc.	148,041

Paper Mills - 1.91%
4,050	Schweitzer-Mauduit International, Inc.	150,781

* Represents non-income producing security during the period.

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST TACTICAL ALPHA FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2017

Shares		Value

Plastics, Materials, Synthetic Resin & Nonvulcan Elastomers - 4.39%
2,500	Trinseo S.A.	$ 171,750
2,076	Eastman Chemical Co.	174,363
		346,113
Radio, TV Broadcasting, & Communications Equipment - 2.15%
1,015	L3 Technologies, Inc.	169,586

Retail-Drug Stores & Proprietary Stores - 2.06%
2,545	Express Scripts Holding Co. *	162,473

Semiconductors & Related Devices - 1.99%
4,650	Intel Corp.	156,891

Services-Advertising Agencies - 2.05%
1,533	WPP PLC ADS	161,594

Services-Business Services - 4.35%
3,138	Total System Services, Inc.	182,789
6,869	West Corp.	160,185
		342,974
Services-Equipment Rental & Leasing - 1.92%
1,341	United Rentals, Inc. *	151,144

Services-Personal Services - 2.16%
5,515	H&R Block, Inc.	170,469

Ship & Boat Building & Repairing - 2.32%
11,731	Marine Products Corp.	183,121

Soap, Detergent, Cleaning Preparations, Perfumes & Cosmetics - 2.06%
1,867	Procter & Gamble Co.	162,709

Special Industry Machinery - 1.89%
1,057	Lam Research Corp.	149,492

State Commercial Banks - 1.89%
2,550	East West Bancorp, Inc.	149,379

TOTAL COMMON STOCK (Cost $6,979,656) - 89.92%		$ 7,096,519

* Represents non-income producing security during the period.

ADS - American Depositary Share

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST TACTICAL ALPHA FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2017

Shares		Value

REAL ESTATE INVESTMENT TRUSTS - 8.78%
4,351	Liberty Property Trust	177,129
15,098	Annaly Capital Management	181,931
7,429	Starwood Property Trust, Inc.	166,335
5,085	Omega Healthcare Investors, Inc.	167,907
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $672,988) - 8.78%		693,302

MONEY MARKET FUND - 0.36%
28,387	Federated Institutional Prime Obligations Fund - Institutional Class 1.00% **	28,387
TOTAL MONEY MARKET FUND (Cost $28,387) - 0.36%		28,387

TOTAL INVESTMENTS (Cost $7,681,031) *** - 99.06%		$ 7,818,208

OTHER ASSETS LESS LIABILITIES - 0.94%		73,924

NET ASSETS - 100.00%		$ 7,892,132

** Variable rate security; the money market rate shown represents the seven day yield at June 30, 2017.

*** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $7,681,031 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation                $421,159

Gross Unrealized Depreciation                 (283,982)

       Net Unrealized Appreciation             $137,177

AMERICAFIRST TACTICAL ALPHA FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2017

The accompanying notes are an integral part of these financial statements.

The Fund’s holdings were divided among the following economic industries (Unaudited):

Agriculture Chemicals	1.87%
Agriculture Production	1.84%
Beverages	2.27%
Cable & Other Pay Television Services	4.02%
Construction Machinery & Equipment	2.49%
Converted Paper & Paperboard Products	2.10%
Cutlery, Hand tools & General Hardware	2.27%
Electric Services	6.67%
Engines & Turbines	2.30%
Farm Machinery & Equipment	1.88%
Fats & Oils	1.93%
Fire, Marine, & Casualty Insurance	2.06%
Grain Mill Products	4.07%
Hotels & Motels	2.04%
Industrial Organic Chemicals	1.99%
Investment Advice	2.47%
Leather & Leather Products	2.46%
Meat Packing Plants	2.16%
Miscellaneous Industrial & Commercial Machinery & Equipment	2.25%
Miscellaneous Fabricated Metal Products	2.14%
Motor Vehicles & Passenger Car Bodies	2.07%
National Commercial Banks	2.24%
Natural Gas Transmission	1.86%
Ordnance & Accessories	1.89%
Paper Mills	1.93%
Plastics, Materials, Synthetic Resin & Nonvulcan Elastomers	4.43%
Radio, TV Broadcasting, & Communications Equipment	2.17%
Retail-Drug Stores & Proprietary Stores	2.08%
Semiconductors & Related Devices	2.01%
Services-Advertising Agencies	2.07%
Services-Business Services	4.39%
Services-Equipment Rental & Leasing	1.93%
Services-Personal Services	2.18%
Ship & Boat Building & Repairing	2.34%
Soap, Detergent, Cleaning Preparations, Perfumes & Cosmetics	2.08%
Special Industry Machinery	1.91%
State Commercial Banks	1.91%
Real Estate Investment Trusts	8.87%
Money Market Fund	0.36%
Total Portfolio Holdings	100.00%

AMERICAFIRST TACTICAL ALPHA FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2017

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of June 30, 2017 and are subject to change.

AMERICAFIRST INCOME FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2017

Shares/Par		Value

COMMON STOCK - 48.35%

Beverage - 2.99%
3,763	Pepsico, Inc.	$ 434,589

Converted Paper & Paperboard Products - 2.84%
3,198	Kimberly-Clark Corp.	412,894

Investment Management - 2.61%
46,566	Prospect Capital Corp.	378,116

Electric & Other Services - 8.85%
5,421	Consolidated Edison, Inc.	438,125
5,288	Edison International	413,469
9,477	Portland General Electric Co.	433,004
		1,284,598
Fire, Marine & Casualty Insurance - 2.91%
5,825	Cincinnati Financial Corp.	422,021

Grain Mill Products - 2.77%
5,798	Kellogg Co.	402,729

Guided Missiles & Space Vehicles & Parts - 3.01%
1,573	Lockheed Martin Corp.	436,680

Motor Vehicles & Passenger Car Bodies - 2.80%
3,876	Toyota Motor Corp. ADR	407,057

Pipe Lines - 5.13%
5,473	Magellan Midstream Partners, L.P.	390,061
22,156	Enbridge Energy Partners, L.P.	354,496
		744,557
Retail-Eating Places - 3.14%
5,031	Darden Resturants, Inc.	455,004

Retail-Retail Stores - 2.78%
8,939	AmeriGas Partners L.P.	403,775

Services-Personal Services - 2.37%
11,106	H&R Block, Inc.	343,286

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2017

Shares/Par		Value

Title Insurance - 3.34%
10,810	Fidelity National Financial, Inc.	$ 484,612

Wholesale-Groceries & Related Products - 2.81%
8,108	Sysco Corp.	408,076

TOTAL COMMON STOCK (Cost $6,952,084) - 48.35%		7,017,994

CORPORATE BONDS - 34.61%

Banking and Financial Services - 2.82%
400,000	Deutsch Bank A.G., 7.500%, 12/29/2049 (Germany)	409,752

Credit Services - 2.26%
315,000	Navient Corp., 5.500%, 1/15/2019	327,994

Diversified Utilities - 2.83%
400,000	NRG Energy, Inc., 6.625%, 3/15/2023	411,000

Gaming Activities - 3.02%
400,000	Scientific Games Corp., 10.000%, 12/1/2022	438,500

Hospitals - 4.32%
300,000	Tenet Healthcare Corp., 8.125%, 4/1/2022	318,375
300,000	Select Medical Corp., 6.375%, 6/1/2021	308,250
		626,625
Independent Oil & Gas - 2.07%
500,000	Denbury Resources, Inc., 6.375%, 8/15/2021	300,000

Investment Brokerage - 2.21%
300,000	Leucadia National Corp., 5.500%, 10/18/2023	321,049

Movie Production, Theaters - 2.15%
300,000	AMC Entertainment, Inc., 5.750%, 6/15/2025	312,000

Retail-Catalog & Mail Order Houses - 2.09%
300,000	QVC, Inc., 4.375%, 3/15/2023	303,433

Services-Equipment Rental & Leasing - 2.58%
400,000	Rent-A-Center, Inc., 6.625%, 11/15/2020	375,000

AMERICAFIRST INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2017

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2017

Shares/Par		Value

Telecommunication Services - 6.16%
340,000	Frontier Communications Corp., 9.000%, 8/15/2031	$ 272,850
300,000	Frontier Communications Corp., 11.000%, 9/15/2025	278,250
340,000	Windstream Services LLC, 7.750%, 10/15/2020	342,550
		893,650
Tobacco Products - 2.10%
350,000	Alliance One International, Inc., 9.875%, 7/15/2021	304,500

TOTAL CORPORATE BONDS (Cost $4,905,946) - 34.61%		5,023,503

REAL ESTATE INVESTMENT TRUSTS - 9.33%
37,890	Annaly Capital Management	456,574
21,164	Agnc Investment Corp.	450,582
3,957	Digital Reality Trust, Inc.	446,943
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,245,377) - 9.33%		1,354,099

MONEY MARKET FUND - 6.25%
906,929	Federated Institutional Prime Obligations Fund - Institutional Class 1.00% *	906,929
TOTAL MONEY MARKET FUND (Cost $906,929) - 6.25%		906,929

TOTAL INVESTMENTS (Cost $14,010,336) ** - 98.54%		$ 14,302,525

OTHER ASSETS LESS LIABILITIES - 1.46%		211,405

NET ASSETS - 100.00%		$ 14,513,930

* Variable rate security; the money market rate shown represents the seven day yield at June 30, 2017.

** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $14,010,336 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation            $670,684

Gross Unrealized Depreciation             (378,496)

       Net Unrealized Appreciation         $292,189

ADR - American Depositary Receipt

AMERICAFIRST INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2017

The accompanying notes are an integral part of these financial statements.

The Fund’s holdings were divided among the following economic industries (Unaudited):

Beverage	3.04%
Converted Paper & Paperboard Products	2.89%
Investment Management	2.64%
Electric & Other Services	8.98%
Fire, Marine & Casualty Insurance	2.95%
Grain Mill Products	2.82%
Guided Missiles & Space Vehicles & Parts	3.05%
Motor Vehicles & Passenger Car Bodies	2.85%
Pipe Lines	5.21%
Retail-Eating Places	3.18%
Retail-Retail Stores	2.82%
Services-Personal Services	2.40%
Title Insurance	3.39%
Wholesale-Groceries & Related Products	2.85%
Banking and Financial Services	2.86%
Credit Services	2.29%
Diversified Utilities	2.87%
Gaming Activities	3.07%
Hospitals	4.38%
Independent Oil & Gas	2.10%
Investment Brokerage	2.25%
Movie Production, Theaters	2.18%
Retail-Catalog & Mail Order Houses	2.12%
Services-Equipment Rental & Leasing	2.62%
Telecommunication Services	6.25%
Tobacco Products	2.13%
Real Estate Investment Trusts	9.47%
Money Market Fund	6.34%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of June 30, 2017 and are subject to change.

AMERICAFIRST QUANTITATIVE FUNDS

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2017

	Defensive Growth Fund	Large Cap Share Buyback Fund	Quantitative Strategies Fund	Seasonal Rotation Fund	Tactical Alpha Fund	Income Fund
Assets:
Investments in Securities, at Value (Cost $32,239,611; $1,870,156; $13,343,493; $9,445,434; $7,681,031; and $14,010,336, respectively)	$ 33,125,046	$ 1,915,503	$ 13,121,335	$ 9,451,688	$ 7,818,208	$ 14,302,525

Cash	-	-	2,674	100	150	604
Receivables:
Deposit with Brokers for Securities Sold Short	-	-	-	23,744	-	-
Dividends & Interest	61,559	787	83,891	121,196	26,563	142,192
Due from Adviser	-	15,152	23,399	52,023	54,004	45,651
Shareholder Subscriptions	600	-	100	-	-	65,304
Other Fees	11,566	-	-	-	-	-
Prepaid Expenses	23,974	7,142	14,579	5,964	21,869	20,941
Total Assets	33,222,745	1,938,584	13,245,978	9,654,715	7,920,794	14,577,217
Liabilities:
Payables:
Shareholder Redemptions	108,724	-	118	-	-	26,970
Adviser Fees	8,975	-	-	-	-	-
Administration Fees	9,400	2,000	8,523	10,000	9,100	9,337
Distribution (12b-1) Fees	8,474	715	17,917	5,875	-	6,300
Trustee Fees	3,613	171	897	580	500	857
Servicing Fees	7,815	3,902	990	958	-	2,488
Due to Custodian	465,522	-	-	-	-	-
Accrued Expenses	17,763	14,756	23,044	20,549	19,062	17,335
Total Liabilities	630,286	21,544	51,489	37,962	28,662	63,287
Net Assets	$ 32,592,459	$ 1,917,040	$ 13,194,489	$ 9,616,753	$ 7,892,132	$ 14,513,930

Net Assets Consist of:
Paid In Capital	$ 41,010,891	$ 1,890,593	$ 21,670,890	$ 9,669,892	$ 12,951,318	$ 22,905,229
Accumulated Net Investment Income (Loss)	(101,359)	(18,900)	13,828	(59,393)	(10,709)	44,869
Accumulated Net Realized Gain (Loss) on Investments	(9,202,508)	-	(8,268,071)	-	(5,185,654)	(8,728,357)
Net Unrealized Appreciation (Depreciation) in Value of Investments	885,435	45,347	(222,158)	6,254	137,177	292,189
Net Assets	$ 32,592,459	$ 1,917,040	$ 13,194,489	$ 9,616,753	$ 7,892,132	$ 14,513,930

Class A Shares
Net Assets	$ 12,429,507	$ 1,521,194	$ 5,980,358	$ 2,673,185	$ 4,182,816	$ 6,963,543
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	1,187,465	147,815	1,055,836	230,529	339,397	939,668
Net asset value per share	$ 10.47	$ 10.29	$ 5.66	$ 11.60	$ 12.32	$ 7.41
Minimum Redemption price per share (a)	$ 10.37	$ 10.19	$ 5.60	$ 11.48	$ 12.20	$ 7.34
Short-term Redemption Price Per Share (d)	$ 10.37	$ 10.19	$ 5.60	$ 11.48	$ 12.20	$ 7.34
Maximum offering price per share (b)	$ 11.02	$ 10.83	$ 5.90	$ 12.21	$ 12.97	$ 7.72

Class I Shares
Net Assets	$ 14,301,914	$ 340,926	$ 119,766	$ 4,216,818	$ 378,347	$ 3,198,754
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	1,297,398	32,989	21,515	361,194	29,247	424,170
Net asset value and offering price per share	$ 11.02	$ 10.33	$ 5.57	$ 11.67	$ 12.94	$ 7.54
Minimum Redemption price per share (a)	$ 10.91	$ 10.23	$ 5.51	$ 11.55	$ 12.81	$ 7.46

(a) A redemption fee of 1.00% is imposed in the event of certain redemption transactions occurring within 90 days of purchase.

(b) Maximum offering price includes a maximum front-end sales load of 5.00%; 5.00%; 4.00%; 5.00%; 5.00%; and 4.00%, respectively.

(d) Investment in Class A and Class U shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 12 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

AMERICAFIRST QUANTITATIVE FUNDS

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2017

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST QUANTITATIVE FUNDS

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

JUNE 30, 2017

	Defensive Growth Fund	Large Cap Share Buyback Fund	Quantitative Strategies Fund	Seasonal Rotation Fund	Tactical Alpha Fund	Income Fund

Class U Shares
Net Assets	$ 5,861,038	$ 54,920		$ 2,726,750	$ 3,330,969	$ 4,351,633
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	581,157	5,343		238,759	279,692	586,037
Net asset value per share	$ 10.09	$ 10.28		$ 11.42	$ 11.91	$ 7.43
Minimum Redemption price per share (a)	$ 9.99	$ 10.18		$ 11.31	$ 11.79	$ 7.36
Short-term Redemption Price Per Share (d)	$ 9.99	$ 10.18		$ 11.31	$ 11.79	$ 7.36
Maximum offering price per share (c)	$ 10.35	$ 10.54		$ 11.71	$ 12.22	$ 7.58

Class C Shares
Net Assets			$ 7,094,365
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)			1,242,178
Net asset value per share			$ 5.71
Minimum Redemption price per share (a)			$ 5.65
Maximum offering price per share (e)			$ 5.77

(a) A redemption fee of 1.00% is imposed in the event of certain redemption transactions occurring within 90 days of purchase.

(c) Maximum offering price includes a maximum front-end sales load of 2.50%; 2.50%; 2.50%; 2.50%; and 2.00%, respectively.

(d) Investment in Class A and Class U shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 12 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(e) Maximum offering price includes a maximum front-end sales load of 1.00%.

AMERICAFIRST QUANTITATIVE FUNDS

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

JUNE 30, 2017

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST QUANTITATIVE FUNDS

STATEMENT OF OPERATIONS

For the year or period ended June 30, 2017

Investment Income:	Defensive Growth Fund	Large Cap Share Buyback Fund *	Quantitative Strategies Fund	Seasonal Rotation Fund	Tactical Alpha Fund	Income Fund
Dividend Income (foreign tax withholding: $16,797; $0; $5,375; $0; $0; and $3,899, respectively)	$ 981,328	$ 7,796	$ 425,945	$ 66,800	$ 228,661	$ 399,391
Interest Income	907	255	27,173	99,430	-	444,280
Total Investment Income	982,235	8,051	453,118	166,230	228,661	843,671

Expenses:
Advisory Fees	818,878	6,887	192,275	114,305	123,580	185,093
Distribution (12b-1) Fees:
Class A	49,689	1,033	23,192	6,263	12,618	18,674
Class U	102,002	196	-	22,371	38,000	47,864
Class C	-	-	98,706	-	-	-
Transfer Agent & Administration Fees	87,884	29,914	83,768	88,729	83,335	88,043
Shareholder Service Fees	53,916	3,973	20,341	8,234	8,338	20,135
Chief Compliance Officer Fees	20,647	3,592	16,618	15,899	15,551	16,735
Registration Fees	46,994	3,785	34,971	29,873	48,442	47,517
Audit Fees	13,962	12,000	13,961	13,962	13,961	13,961
Legal Fees	170,225	684	60,862	25,333	27,333	39,605
Insurance Fees	9,080	65	5,439	1,839	1,933	2,966
Miscellaneous Fees	638	1,807	2,526	1,697	2,449	2,484
Custodial Fees	35,872	2,433	12,726	7,404	9,928	9,860
Trustees Fees	16,080	358	4,524	1,841	1,337	4,177
Printing and Mailing	33,059	4,809	9,867	4,826	5,883	17,164
Interest Expense	46,917	-	18,453	-	4,874	3,832
Dividend Expense on Securities Sold Short	149,288	-	12,736	-	1,603	48,852
Total Expenses	1,655,131	71,536	610,965	342,576	399,165	566,962
Fees Waived and Expenses Reimbursed by the Adviser	(26,119)	(38,007)	(142,273)	(98,550)	(106,545)	(129,104)
Net Expenses	1,629,012	33,529	468,692	244,026	292,620	437,858

Net Investment Income/(Loss)	(646,777)	(25,478)	(15,574)	(77,796)	(63,959)	405,813

Net Realized Gain/(Loss) on:
Investments in Securities & Foreign Currency Transactions	(1,422,071)	6,578	1,866,207	1,373,389	894,038	2,202,833
Securities Sold Short	(6,894,600)	-	(580,171)	-	(220,936)	(324,535)
Net Realized Gain/(Loss)	(8,316,671)	6,578	1,286,036	1,373,389	673,102	1,878,298

Net Change in Unrealized Appreciation/ (Depreciation) on:
Investments in Securities & Foreign Currency Translations	(2,367,813)	45,347	(98,544)	(144,223)	(407,017)	(73,356)
Securities Sold Short	4,078,125	-	406,995	-	74,638	211,350
Net Change in Unrealized Appreciation/(Depreciation)	1,710,312	45,347	308,451	(144,223)	(332,379)	137,994

Net Realized and Unrealized Gain/(Loss)	(6,606,359)	51,925	1,594,487	1,229,166	340,723	2,016,292

Net Increase/(Decrease) in Net Assets Resulting from Operations	$ (7,253,136)	$ 26,447	$ 1,578,913	$ 1,151,370	$ 276,764	$ 2,422,105

* For the period January 31, 2017 (commencement of investment operations) through June 30, 2017.

AMERICAFIRST QUANTITATIVE FUNDS

STATEMENT OF OPERATIONS

For the year or period ended June 30, 2017

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST DEFENSIVE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended
	6/30/2017	6/30/2016
Decrease in Net Assets Resulting From Operations:
Net Investment Loss	$ (646,777)	$ (528,515)
Net Realized Loss on Investments in Securities, Foreign Currency Transactions, and Securities Sold Short	(8,316,671)	(16,327)
Net Change in Unrealized Appreciation/(Depreciation) on Investments in Securities, Foreign Currency Translations, and Securities Sold	1,710,312	(3,458,054)
Net Decrease in Net Assets Resulting from Operations	(7,253,136)	(4,002,896)

Distributions to Shareholders from:
Net Realized Gains:
Class A	(18,294)	(190,089)
Class I	(20,292)	(266,302)
Class U	(9,688)	(103,292)
Total Distributions Paid to Shareholders	(48,274)	(559,683)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class A	4,169,969	18,840,714
Class I	2,313,186	28,383,866
Class U	520,851	8,948,077
Reinvestment of Distributions:
Class A	16,241	155,248
Class I	16,273	232,928
Class U	8,348	99,180
Cost of Shares Redeemed:
Class A	(20,636,290)	(7,178,549)
Class I	(28,714,766)	(16,128,857)
Class U	(10,481,193)	(4,519,777)
Early Redemption Fees	9,483	14,832
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(52,777,898)	28,847,662

Net Increase (Decrease) in Net Assets	(60,079,308)	24,285,083

Net Assets:
Beginning of Year	92,671,767	68,386,684
End of Year (Including Undistributed Net Investment Loss of $101,359 and $18,664, respectively)	$ 32,592,459	$92,671,767

Share Activity
Class A:
Shares Sold	397,308	1,626,603
Shares Reinvested	1,632	13,595
Shares Redeemed	(1,977,845)	(628,544)
Net Increase/(Decrease) in Shares of Beneficial Interest Outstanding	(1,578,905)	1,011,654

Class I:
Shares Sold	205,231	2,360,141
Shares Reinvested	1,557	19,541
Shares Redeemed	(2,633,290)	(1,359,949)
Net Increase/(Decrease) in Shares of Beneficial Interest Outstanding	(2,426,502)	1,019,733

Class U:
Shares Sold	48,623	798,808
Shares Reinvested	868	8,927
Shares Redeemed	(1,040,862)	(406,190)
Net Increase/(Decrease) in Shares of Beneficial Interest Outstanding	(991,371)	401,545

AMERICAFIRST DEFENSIVE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended * 6/30/2017

Increase/(Decrease) in Net Assets Resulting From Operations:
Net Investment Loss	$ (25,478)
Net Realized Gain on Investments in Securities	6,578
Change in Unrealized Appreciation on Investments in Securities	45,347
Net Increase in Net Assets Resulting from Operations	26,447

Capital Share Transactions:
Proceeds from Sale of Shares:
Class A	1,509,747
Class I	358,527
Class U	54,437
Cost of Shares Redeemed:
Class A	(7,099)
Class I	(25,073)
Class U	-
Early Redemption Fees	54
Net Increase in Net Assets from Capital Share Transactions	1,890,593

Net Increase in Net Assets	1,917,040

Net Assets:
Beginning of Period	-
End of Period (Including Undistributed Net Investment Loss of $18,900)	$ 1,917,040

Share Activity
Class A:
Shares Sold	148,510
Shares Reinvested	-
Shares Redeemed	(695)
Net Increase in Shares of Beneficial Interest Outstanding	147,815

Class I:
Shares Sold	35,426
Shares Reinvested	-
Shares Redeemed	(2,437)
Net Increase in Shares of Beneficial Interest Outstanding	32,989

Class U:
Shares Sold	5,343
Shares Reinvested	-
Shares Redeemed	-
Net Increase in Shares of Beneficial Interest Outstanding	5,343

* The period is from January 31, 2017 (commencement of investment operations) through June 30, 2017.

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST QUANTITATIVE STRATEGIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended
	6/30/2017	6/30/2016
Increase/(Decrease) in Net Assets Resulting From Operations:
Net Investment Income/(Loss)	$ (15,574)	$ 317,541
Net Realized Gain/(Loss) on Investments in Securities, Foreign Currency Transactions, and Securities Sold Short	1,286,036	(7,424,565)
Net Change in Unrealized Appreciation on Investments in Securities, Foreign Currency Translations, and Securities Sold	308,451	2,040,079
Net Increase/(Decrease) in Net Assets Resulting from Operations	1,578,913	(5,066,945)

Distributions to Shareholders from:
Net Investment Income:
Class A	(287,703)	(326,660)
Class I	(1,324)	(2,166)
Class C	(106,621)	(90,002)
Total Distributions Paid to Shareholders	(395,648)	(418,828)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class A	259,345	999,141
Class I	115,337	77,348
Class C	52,227	336,328
Reinvestment of Distributions:
Class A	268,033	304,926
Class I	1,324	1,112
Class C	97,689	84,813
Cost of Shares Redeemed:
Class A	(7,303,110)	(14,854,949)
Class I	(44,935)	(74,873)
Class C	(8,988,889)	(14,246,529)
Early Redemption Fees	272	776
Net Decrease in Net Assets from Capital Share Transactions	(15,542,707)	(27,371,907)

Net Decrease in Net Assets	(14,359,442)	(32,857,680)

Net Assets:
Beginning of Year	27,553,931	60,411,611
End of Year (Including Undistributed Net Investment Income of $13,828 and $399,314, respectively)	$13,194,489	$ 27,553,931

Share Activity
Class A:
Shares Sold	47,353	175,793
Shares Reinvested	49,453	55,448
Shares Redeemed	(1,328,717)	(2,690,668)
Net Decrease in Shares of Beneficial Interest Outstanding	(1,231,911)	(2,459,427)

Class I:
Shares Sold	21,640	14,061
Shares Reinvested	248	203
Shares Redeemed	(8,081)	(13,957)
Net Increase in Shares of Beneficial Interest Outstanding	13,807	307

Class C:
Shares Sold	9,413	59,886
Shares Reinvested	17,794	15,466
Shares Redeemed	(1,629,088)	(2,622,390)
Net Decrease in Shares of Beneficial Interest Outstanding	(1,601,881)	(2,547,038)

AMERICAFIRST QUANTITATIVE STRATEGIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST SEASONAL ROTATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended
	6/30/2017	6/30/2016
Increase/(Decrease) in Net Assets Resulting From Operations:
Net Investment Loss	$ (77,796)	$ (11,461)
Net Realized Gain/(Loss) on Investments in Securities	1,373,389	(1,118,453)
Net Change in Unrealized Appreciation/(Depreciation) on Investments in Securities	(144,223)	504,413
Net Increase/(Decrease) in Net Assets Resulting from Operations	1,151,370	(625,501)

Distributions to Shareholders from:
Net Investment Income:
Class A	-	(7,244)
Class I	-	(71,198)
Class U	-	(2,556)
Total Distributions Paid to Shareholders	-	(80,998)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class A	483,345	683,291
Class I	813,917	1,076,094
Class U	957,120	615,401
Reinvestment of Distributions:
Class A	-	6,605
Class I	-	32,699
Class U	-	2,303
Cost of Shares Redeemed:
Class A	(905,355)	(1,790,256)
Class I	(878,242)	(6,513,042)
Class U	(1,006,656)	(1,247,451)
Early Redemption Fees	-	1,289
Net Decrease in Net Assets from Capital Share Transactions	(535,871)	(7,133,067)

Net Increase/(Decrease) in Net Assets	615,499	(7,839,566)

Net Assets:
Beginning of Year	9,001,254	16,840,820
End of Year (Including Undistributed Net Investment Loss of $59,393 and $6,999, respectively)	$ 9,616,753	$ 9,001,254

Share Activity
Class A:
Shares Sold	43,556	69,154
Shares Reinvested	-	661
Shares Redeemed	(86,621)	(187,162)
Net Decrease in Shares of Beneficial Interest Outstanding	(43,065)	(117,347)

Class I:
Shares Sold	72,756	110,724
Shares Reinvested	-	3,438
Shares Redeemed	(81,483)	(704,787)
Net Decrease in Shares of Beneficial Interest Outstanding	(8,727)	(590,625)

Class U:
Shares Sold	84,406	63,310
Shares Reinvested	-	232
Shares Redeemed	(96,685)	(132,188)
Net Decrease in Shares of Beneficial Interest Outstanding	(12,279)	(68,646)

AMERICAFIRST SEASONAL ROTATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST TACTICAL ALPHA FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended
	6/30/2017	6/30/2016
Increase/(Decrease) in Net Assets Resulting From Operations:
Net Investment Loss	$ (63,959)	$ (244,512)
Net Realized Gain/(Loss) on Investments in Securities, Foreign Currency Transactions, and Securities Sold Short	673,102	(733,277)
Net Change in Unrealized Appreciation/(Depreciation) on Investments in Securities, Foreign Currency Translations, and Securities Sold	(332,379)	1,040,067
Net Increase in Net Assets Resulting from Operations	276,764	62,278

Capital Share Transactions:
Proceeds from Sale of Shares:
Class A	114,440	660,454
Class I	252,842	36,637
Class U	118,072	77,724
Cost of Shares Redeemed:
Class A	(2,117,431)	(1,872,943)
Class I	(195,803)	(386,446)
Class U	(1,171,033)	(1,819,598)
Early Redemption Fees	-	383
Net Decrease in Net Assets from Capital Share Transactions	(2,998,913)	(3,303,789)

Net Decrease in Net Assets	(2,722,149)	(3,241,511)

Net Assets:
Beginning of Year	10,614,281	13,855,792
End of Year (Including Undistributed Net Investment Loss of $10,709 and $76,929, respectively)	$ 7,892,132	$ 10,614,281

Share Activity
Class A:
Shares Sold	9,693	58,301
Shares Reinvested	-	-
Shares Redeemed	(179,635)	(162,955)
Net Decrease in Shares of Beneficial Interest Outstanding	(169,942)	(104,654)

Class I:
Shares Sold	19,874	3,085
Shares Reinvested	-	-
Shares Redeemed	(15,485)	(32,541)
Net Increase/(Decrease) in Shares of Beneficial Interest Outstanding	4,389	(29,456)

Class U:
Shares Sold	10,090	6,996
Shares Reinvested	-	-
Shares Redeemed	(100,221)	(163,131)
Net Decrease in Shares of Beneficial Interest Outstanding	(90,131)	(156,135)

AMERICAFIRST TACTICAL ALPHA FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended
	6/30/2017	6/30/2016
Increase/(Decrease) in Net Assets Resulting From Operations:
Net Investment Income	$ 405,813	$ 761,599
Net Realized Gain/(Loss) on Investments in Securities, Foreign Currency Transactions, and Securities Sold Short	1,878,298	(4,132,469)
Net Change in Unrealized Appreciation on Investments in Securities, Foreign Currency Translations, and Securities Sold Short	137,994	704,437
Net Increase/(Decrease) in Net Assets Resulting from Operations	2,422,105	(2,666,433)

Distributions to Shareholders from:
Net Investment Income:
Class A	(195,020)	(260,596)
Class I	(69,279)	(142,326)
Class U	(109,832)	(215,684)
Return of Capital:
Class A	(261,771)	(332,895)
Class I	(92,992)	(181,811)
Class U	(147,424)	(275,523)
Total Distributions Paid to Shareholders	(876,318)	(1,408,835)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class A	2,236,956	2,442,296
Class I	990,351	213,258
Class U	566,834	370,331
Reinvestment of Distributions:
Class A	312,909	370,156
Class I	106,348	237,194
Class U	186,417	336,603
Cost of Shares Redeemed:
Class A	(4,167,364)	(4,823,457)
Class I	(953,678)	(3,212,248)
Class U	(2,581,673)	(4,016,751)
Early Redemption Fees	4,423	410
Net Decrease in Net Assets from Capital Share Transactions	(3,298,477)	(8,082,208)

Net Decrease in Net Assets	(1,752,690)	(12,157,476)

Net Assets:
Beginning of Year	16,266,620	28,424,096
End of Year (Including Undistributed Net Investment Income of $44,869 and $13,108, respectively)	$ 14,513,930	$ 16,266,620

Share Activity
Class A:
Shares Sold	310,602	339,898
Shares Reinvested	43,616	50,553
Shares Redeemed	(581,164)	(638,189)
Net Decrease in Shares of Beneficial Interest Outstanding	(226,946)	(247,738)

Class I:
Shares Sold	131,812	28,593
Shares Reinvested	14,590	31,615
Shares Redeemed	(132,400)	(429,023)
Net Increase/(Decrease) in Shares of Beneficial Interest Outstanding	14,002	(368,815)

Class U:
Shares Sold	78,343	48,582
Shares Reinvested	25,925	45,615
Shares Redeemed	(363,037)	(542,557)
Net Decrease in Shares of Beneficial Interest Outstanding	(258,769)	(448,360)

AMERICAFIRST INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST DEFENSIVE GROWTH FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Years Ended
	6/30/2017	6/30/2016	6/30/2015	6/30/2014	6/30/2013

Net Asset Value, at Beginning of Year	$ 11.30	$ 11.99	$ 12.53	$ 11.58	$ 10.70

From Investment Operations:
Net Investment Loss *	(0.12)	(0.11)	(0.12)	(0.14)	(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	(0.70)	(0.50)	0.97	1.96	1.72
Total from Investment Operations	(0.82)	(0.61)	0.85	1.82	1.66

Distributions from:
Net Investment Income	-	-	-	-	(0.07)
Net Realized Gain	(0.01)	(0.08)	(1.39)	(0.87)	(0.71)
Total Distributions	(0.01)	(0.08)	(1.39)	(0.87)	(0.78)

Paid in Capital From Redemption Fees	- (c)	- (c)	- (c)	- (c)	- (c)

Net Asset Value, at End of Year	$ 10.47	$ 11.30	$ 11.99	$ 12.53	$ 11.58

Total Return (a)	(7.26)%***	(5.12)%***	7.23%	16.22%	16.35%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 12,430	$ 31,273	$ 21,040	$ 13,826	$ 10,754
Before Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	3.02%**	3.11%**	3.18%	3.59%	3.38%
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	2.66%**	2.53%**	2.50%	2.70%	2.91%
Ratio of Net Investment Loss to Average Net Assets (b)	(1.18)%**	(1.00)%**	(1.04)%	(1.41)%	(1.02)%
After Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	3.02%**	3.07%**	3.13%	3.33%	2.92%
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	2.66%**	2.49%**	2.45%	2.44%	2.45%
Ratio of Net Investment Loss to Average Net Assets (b)	(1.18)%**	(0.96)%**	(0.99)%	(1.15)%	(0.57)%
Portfolio Turnover	341.27%	118.13%	254.20%	586.64%	330.29%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c) Less than $0.01 per share.

* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

** The ratios include 0.28% for the year ended June 30, 2017, and 0.09% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 7).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (6.99)% and (5.03)%, respectively.

AMERICAFIRST DEFENSIVE GROWTH FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST DEFENSIVE GROWTH FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Years Ended
	6/30/2017	6/30/2016	6/30/2015	6/30/2014	6/30/2013

Net Asset Value, at Beginning of Year	$ 11.86	$ 12.45	$ 12.82	$ 11.71	$ 10.77

From Investment Operations:
Net Investment Income (Loss) *	(0.10)	(0.01)	0.02	-	(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	(0.73)	(0.50)	1.00	1.98	1.79
Total from Investment Operations	(0.83)	(0.51)	1.02	1.98	1.73

Distributions from:
Net Investment Income	-	-	-	-	(0.09)
Net Realized Gain	(0.01)	(0.08)	(1.39)	(0.87)	(0.71)
Total Distributions	(0.01)	(0.08)	(1.39)	(0.87)	(0.80)

Paid in Capital From Redemption Fees	- (c)	- (c)	- (c)	- (c)	0.01

Net Asset Value, at End of Year	$ 11.02	$ 11.86	$ 12.45	$ 12.82	$ 11.71

Total Return (a)	(7.00)%***	(4.12)%***	8.45%	17.46%	16.97%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 14,302	$ 44,161	$ 33,660	$ 14,160	$ 8,406
Before Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	2.74%**	2.62%**	2.67%	3.09%	2.83%
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	2.37%**	2.04%**	1.99%	2.20%	2.36%
Ratio of Net Investment Loss to Average Net Assets (b)	(0.97)%**	(0.56)%**	(0.47)%	(0.87)%	(0.93)%
After Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	2.66%**	2.13%**	2.07%	2.01%	2.41%
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	2.30%**	1.55%**	1.39%	1.12%	1.94%
Ratio of Net Investment Income (Loss) to Average Net Assets (b)	(0.89)%**	(0.07)%**	0.13%	0.00%	(0.50)%
Portfolio Turnover	341.27%	118.13%	254.20%	586.64%	330.29%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.

(b) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c) Less than $0.01 per share.

* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

** The ratios include 0.28% year ended June 30, 2017, and 0.09% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 7).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (6.74)% and (4.03)%., respectively.

AMERICAFIRST DEFENSIVE GROWTH FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST DEFENSIVE GROWTH FUND

CLASS U

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Years Ended
	6/30/2017	6/30/2016	6/30/2015	6/30/2014	6/30/2013

Net Asset Value, at Beginning of year	$ 10.96	$ 11.69	$ 12.31	$ 11.44	$ 10.62

From Investment Operations:
Net Investment Loss *	(0.19)	(0.17)	(0.18)	(0.19)	(0.09)
Net Realized and Unrealized Gain (Loss) on Investments	(0.67)	(0.48)	0.95	1.93	1.68
Total from Investment Operations	(0.86)	(0.65)	0.77	1.74	1.59

Distributions from:
Net Investment Income	-	-	-	-	(0.06)
Net Realized Gain	(0.01)	(0.08)	(1.39)	(0.87)	(0.71)
Total Distributions	(0.01)	(0.08)	(1.39)	(0.87)	(0.77)

Paid in Capital From Redemption Fees	- (c)	- (c)	- (c)	- (c)	- (c)

Net Asset Value, at End of Year	$ 10.09	$ 10.96	$ 11.69	$ 12.31	$ 11.44

Total Return (a)	(7.85)%***	(5.59)%***	6.68%	15.70%	15.74%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 5,861	$ 17,238	$ 13,687	$ 9,052	$ 6,146
Before Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	3.75%**	3.63%**	3.67%	4.09%	3.90%
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	3.40%**	3.05%**	2.99%	3.20%	3.43%
Ratio of Net Investment Loss to Average Net Assets (b)	(1.96)%**	(1.56)%**	(1.56)%	(1.89)%	(1.32)%
After Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	3.67%**	3.57%**	3.62%	3.83%	3.43%
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	3.32%**	2.99%**	2.94%	2.94%	2.96%
Ratio of Net Investment Loss to Average Net Assets (b)	(1.88)%**	(1.51)%**	(1.51)%	(1.63)%	(0.86)%
Portfolio Turnover	341.27%	118.13%	254.20%	586.64%	330.29%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c) Less than $0.01 per share.

* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

** The ratios include 0.28% for the year ended June 30, 2017, and 0.09% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 7).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (7.57)% and (5.50)%, respectively.

AMERICAFIRST DEFENSIVE GROWTH FUND

CLASS U

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Period Ended 6/30/2017	(d)

Net Asset Value, at Beginning of Period	$ 10.00

From Investment Operations:
Net Investment Loss *	(0.19)
Net Realized and Unrealized Gain on Investments	0.48
Total from Investment Operations	0.29

Paid in Capital From Redemption Fees	-	(c)

Net Asset Value, at End of Period	$ 10.29

Total Return (a)	2.90%	*** (f)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,521
Before Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	12.14%	** (e)
Ratio of Net Investment Loss to Average Net Assets (b)	(10.70)%	** (e)
After Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	5.92%	** (e)
Ratio of Net Investment Loss to Average Net Assets (b)	(4.49)%	** (e)
Portfolio Turnover	46.12%	***

(a) Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c) Less than $0.01 per share.

(d) For the period January 31, 2017 (commencement of investment operations) through June 30, 2017.

(e) The ratios include 4.70% for the period ended June 30, 2017 attributed to legal fees and de-conversion fees outside the expense limitation (see note 7).

(f) Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 4.73%.

* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

**  Annualized.

*** Not Annualized.

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Period Ended 6/30/2017	(d)

Net Asset Value, at Beginning of Period	$ 10.00

From Investment Operations:
Net Investment Loss *	(0.20)
Net Realized and Unrealized Gain on Investments	0.53
Total from Investment Operations	0.33

Paid in Capital From Redemption Fees	-	(c)

Net Asset Value, at End of Period	$ 10.33

Total Return (a)	3.30%	*** (f)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 341
Before Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	15.47%	** (e)
Ratio of Net Investment Loss to Average Net Assets (b)	(13.91)%	** (e)
After Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	6.44%	** (e)
Ratio of Net Investment Loss to Average Net Assets (b)	(4.89)%	** (e)
Portfolio Turnover	46.12%	***

(a) Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.

(b) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c) Less than $0.01 per share.

(d) For the period January 31, 2017 (commencement of investment operations) through June 30, 2017.

(e) The ratios include 4.70% for the period ended June 30, 2017 attributed to legal fees and de-conversion fees outside the expense limitation (see note 7).

(f) Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement.  Excluding these expenses, total return would have been 5.66%.

* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

**  Annualized.

*** Not Annualized.

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

CLASS U

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Period Ended 6/30/2017	(d)

Net Asset Value, at Beginning of Period	$ 10.00

From Investment Operations:
Net Investment Loss *	(0.26)
Net Realized and Unrealized Gain on Investments	0.54
Total from Investment Operations	0.28

Paid in Capital From Redemption Fees	-	(c)

Net Asset Value, at End of Period	$ 10.28

Total Return (a)	2.80%	*** (f)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 55
Before Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	16.00%	** (e)
Ratio of Net Investment Loss to Average Net Assets (b)	(14.52)%	** (e)
After Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	7.84%	** (e)
Ratio of Net Investment Loss to Average Net Assets (b)	(6.36)%	** (e)
Portfolio Turnover	46.12%	***

(a) Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c) Less than $0.01 per share.

(d) For the period January 31, 2017 (commencement of investment operations) through June 30, 2017.

(e) The ratios include 4.70% for the period ended June 30, 2017 attributed to legal fees and de-conversion fees outside the expense limitation (see note 7).

(f) Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 5.23%.

* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

**  Annualized.

*** Not Annualized.

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

CLASS U

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST QUANTITATIVE STRATEGIES FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Years Ended
	6/30/2017	6/30/2016	6/30/2015	6/30/2014	6/30/2013

Net Asset Value, at Beginning of Year	$ 5.37	$ 5.98	$ 6.97	$ 6.29	$ 5.77

From Investment Operations:
Net Investment Income *	0.02	0.07	0.11	0.14	0.19
Net Realized and Unrealized Gain (Loss) on Investments	0.44	(0.58)	(0.53)	1.10	0.52
Total from Investment Operations	0.46	(0.51)	(0.42)	1.24	0.71

Distributions from:
Net Investment Income	(0.17)	(0.10)	(0.11)	(0.11)	(0.19)
Net Realized Gain	-	-	(0.46)	(0.45)	-
Total Distributions	(0.17)	(0.10)	(0.57)	(0.56)	(0.19)

Paid in Capital From Redemption Fees	- (c)	- (c)	- (c)	- (c)	- (c)

Net Asset Value, at End of Year	$ 5.66	$ 5.37	$ 5.98	$ 6.97	$ 6.29

Total Return (a)	8.64%***	(8.64)%***	(6.29)%	20.34%	12.43%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 5,980	$ 12,288	$ 28,403	$ 40,419	$ 23,521
Before Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	2.79%**	2.29%**	1.66%	1.76%	1.73%
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	2.63%**	1.95%**	1.65%	1.76%	1.73%
Ratio of Net Investment Income (Loss) to Average Net Assets (b)	(0.45)% **	0.77%**	1.59%	1.88%	2.86%
After Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	2.05%**	1.93%**	1.51%	1.50%	1.50%
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	1.90%**	1.59%**	1.50%	1.50%	1.50%
Ratio of Net Investment Income to Average Net Assets (b)	0.30%**	1.13%**	1.74%	2.14%	3.09%
Portfolio Turnover	340.20%	418.06%	349.12%	306.73%	228.87%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c) Less than $0.01 per share.

* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

** The ratios include 0.36% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 7).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 9.02% and (8.57)%, respectively.

AMERICAFIRST QUANTITATIVE STRATEGIES FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST QUANTITATIVE STRATEGIES FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Years Ended		Period Ended(f) 6/30/2015
	6/30/2017	6/30/2016

Net Asset Value, at Beginning of Year	$ 5.33	$ 5.97	$ 6.19

From Investment Operations:
Net Investment Income *	0.04	0.07	0.03
Net Realized and Unrealized Gain (Loss) on Investments	0.39	(0.59)	(0.18)
Total from Investment Operations	0.43	(0.52)	(0.15)

Distributions from:
Net Investment Income	(0.19)	(0.12)	(0.07)
Total Distributions	(0.19)	(0.12)	(0.07)

Paid in Capital From Redemption Fees	- (c)	-	-

Net Asset Value, at End of Year	$ 5.57	$ 5.33	$ 5.97

Total Return (a)	8.31%***	(8.68)%***	(2.37)% (e)

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 120	$ 41	$ 44
Before Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	2.89%**	2.23%**	1.37% (d)
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	2.76%**	1.89%**	1.36% (d)
Ratio of Net Investment Income to Average Net Assets (b)	0.45%**	1.20%**	1.08% (d)
After Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	2.65%**	2.09%**	1.37% (d)
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	2.73%**	1.75%**	1.36% (d)
Ratio of Net Investment Income to Average Net Assets (b)	0.70%**	1.34%**	1.08% (d)
Portfolio Turnover	340.20%	418.06%	349.12% (e)

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.

(b) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c) Less than $0.01 per share.

(d)  Annualized.

(e) Not Annualized.

(f) The AmericaFirst Quantitative Strategies Fund Class I commenced operations on December 31, 2014.

* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

** The ratios include 0.36% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 7).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 8.89% and (8.61)%, respectively.

AMERICAFIRST QUANTITATIVE STRATEGIES FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST QUANTITATIVE STRATEGIES FUND

CLASS C

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Years Ended
	6/30/2017	6/30/2016	6/30/2015	6/30/2014	6/30/2013

Net Asset Value, at Beginning of Year	$ 5.35	$ 5.93	$ 6.93	$ 6.26	$ 5.74

From Investment Operations:
Net Investment Income (Loss) *	(0.02)	0.03	0.06	0.09	0.15
Net Realized and Unrealized Gain (Loss) on Investments	0.44	(0.59)	(0.53)	1.11	0.52
Total from Investment Operations	0.42	(0.56)	(0.47)	1.20	0.67

Distributions from:
Net Investment Income	(0.06)	(0.02)	(0.07)	(0.08)	(0.15)
Net Realized Gain	-	-	(0.46)	(0.45)	-
Total Distributions	(0.06)	(0.02)	(0.53)	(0.53)	(0.15)

Paid in Capital From Redemption Fees	- (c)	-	- (c)	- (c)	- (c)

Net Asset Value, at End of Year	$ 5.71	$ 5.35	$ 5.93	$ 6.93	$ 6.26

Total Return (a)	7.92%***	(9.43)%***	(6.99)%	19.62%	11.68%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 7,094	$ 15,225	$ 31,964	$ 37,773	$ 25,848
Before Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	3.55%**	3.05%**	2.41%	2.50%	2.48%
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	3.39%**	2.71%**	2.40%	2.50%	2.48%
Ratio of Net Investment Income (Loss) to Average Net Assets (b)	(1.19)%**	0.07%**	0.84%	1.09%	2.16%
After Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	2.80%**	2.69%**	2.26%	2.25%	2.25%
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	2.64%**	2.35%**	2.25%	2.25%	2.25%
Ratio of Net Investment Income (Loss) to Average Net Assets (b)	(0.44)%**	0.43%**	0.99%	1.34%	2.39%
Portfolio Turnover	340.20%	418.06%	349.12%	306.73%	228.87%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c) Less than $0.01 per share.

* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

** The ratios include 0.36% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 7).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 8.30% and (9.36)%, respectively.

AMERICAFIRST QUANTITATIVE STRATEGIES FUND

CLASS C

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST SEASONAL ROTATION FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Years Ended			Period Ended(f) 6/30/2014
	6/30/2017	6/30/2016	6/30/2015

Net Asset Value, at Beginning of Period	$ 10.08	$ 10.06	$ 10.37	$ 10.00

From Investment Operations:
Net Investment Income (Loss) *	(0.11)	(0.03)	0.05	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	1.63	0.07 (g)	(0.29)	0.39
Total from Investment Operations	1.52	0.04	(0.24)	0.37

Distributions from:
Net Investment Income	-	(0.02)	(0.07)	-
Total from Distributions	-	(0.02)	(0.07)	-

Paid in Capital From Redemption Fees	-	- (c)	- (c)	- (c)

Net Asset Value, at End of Period	$ 11.60	$ 10.08	$ 10.06	$ 10.37

Total Return (a)	15.08%***	0.42%***	(2.36)%	3.70%(e)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,673	$ 2,759	$ 3,934	$ 10,060
Before Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	3.89%**	3.57%**	2.74%	2.74%(d)
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	3.89%**	3.48%**	2.74%	2.74%(d)
Ratio of Net Investment Income (Loss) to Average Net Assets (b)	(1.96)%**	(1.32)%**	0.19%	(0.51)%(d)
After Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	2.95%**	2.60%**	2.45%	2.45%(d)
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	2.95%**	2.51%**	2.45%	2.45%(d)
Ratio of Net Investment Income (Loss) to Average Net Assets (b)	(1.02)%**	(0.34)%**	0.48%	(0.22)%(d)
Portfolio Turnover	426.81%	445.44%	429.87%	317.87%(e)

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c) Less than $0.01 per share.

(d)  Annualized.

(e) Not Annualized.

(f) The AmericaFirst Seasonal Rotation Fund, Class A, commenced operations on October 31, 2013.

(g) The amount of net realized and unrealized gain on investments per share does not accord with the amount reported in the Statement of Operations for the year ended June 30, 2016 primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values of the Fund's portfolio.

* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

** The ratios include 0.45% for the year ended June 30, 2017, and 0.08% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 7).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 15.58% and 0.50%, respectively.

AMERICAFIRST SEASONAL ROTATION FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST SEASONAL ROTATION FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Years Ended			Period Ended(f) 6/30/2014
	6/30/2017	6/30/2016	6/30/2015

Net Asset Value, at Beginning of Period	$ 10.10	$ 10.11	$ 10.41	$ 10.00

From Investment Operations:
Net Investment Income (Loss) *	(0.06)	0.03	0.13	0.02
Net Realized and Unrealized Gain (Loss) on Investments	1.63	0.06(g)	(0.33)	0.39
Total from Investment Operations	1.57	0.09	(0.20)	0.41

Distributions from:
Net Investment Income	-	(0.10)	(0.10)	-
Total Distributions	-	(0.10)	(0.10)	-

Paid in Capital From Redemption Fees	-	- (c)	- (c)	- (c)

Net Asset Value, at End of Period	$ 11.67	$ 10.10	$ 10.11	$ 10.41

Total Return (a)	15.54%***	0.93%***	(1.93)%	4.10%(e)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 4,217	$ 3,737	$ 9,712	$ 17,563
Before Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	3.65%**	3.01%**	2.22%	2.04%(d)
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	3.65%**	2.92%**	2.22%	2.04%(d)
Ratio of Net Investment Income (Loss) to Average Net Assets (b)	(1.72)%**	(0.52)%**	1.02%	0.17%(d)
After Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	2.44%**	2.10%**	1.95%	1.95%(d)
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	2.44%**	2.01%**	1.95%	1.95%(d)
Ratio of Net Investment Income (Loss) to Average Net Assets (b)	(0.52)%**	0.39%**	1.29%	0.26%(d)
Portfolio Turnover	426.81%	445.44%	429.87%	317.87%(e)

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.

(b) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c) Less than $0.01 per share.

(d)  Annualized.

(e) Not Annualized.

(f) The AmericaFirst Seasonal Rotation Fund, Class I, commenced operations on October 31, 2013.

(g) The amount of net realized and unrealized gain on investments per share does not accord with the amount reported in the Statement of Operations for the year ended June 30, 2016 primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values of the Fund's portfolio.

* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

** The ratios include 0.45% for the year ended June 30, 2017, and 0.08% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 7).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 15.99% and 1.01%, respectively.

AMERICAFIRST SEASONAL ROTATION FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST SEASONAL ROTATION FUND

CLASS U

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Years Ended			Period Ended(f) 6/30/2014
	6/30/2017	6/30/2016	6/30/2015

Net Asset Value, at Beginning of Period	$ 9.98	$ 10.00	$ 10.34	$ 10.00

From Investment Operations:
Net Investment Income (Loss) *	(0.15)	(0.08)	0.01	(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	1.59	0.07(g)	(0.30)	0.40
Total from Investment Operations	1.44	(0.01)	(0.29)	0.34

Distributions from:
Net Investment Income	-	(0.01)	(0.05)	-
Total Distributions	-	(0.01)	(0.05)	-

Paid in Capital From Redemption Fees	-	-	- (c)	- (c)

Net Asset Value, at End of Period	$ 11.42	$ 9.98	$ 10.00	$ 10.34

Total Return (a)	14.43%***	(0.11)%***	(2.84)%	3.40%(e)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,727	$ 2,506	$ 3,196	$ 4,093
Before Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	4.69%**	4.10%**	3.23%	3.15%(d)
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	4.69%**	4.01%**	3.23%	3.15%(d)
Ratio of Net Investment Loss to Average Net Assets (b)	(2.73)%**	(1.86)%**	(0.18)%	(1.01)%(d)
After Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	3.41%**	3.10%**	2.95%	2.95%(d)
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	3.41%**	3.01%**	2.95%	2.95%(d)
Ratio of Net Investment Income (Loss) to Average Net Assets (b)	(1.45)%**	(0.86)%**	0.10%	(0.81)% (d)
Portfolio Turnover	426.81%	445.44%	429.87%	317.87%(e)

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c) Less than $0.01 per share.

(d)  Annualized.

(e) Not Annualized.

(f) The AmericaFirst Seasonal Rotation Fund, Class U, commenced operations on October 31, 2013.

(g) The amount of net realized and unrealized gain on investments per share does not accord with the amount reported in the Statement of Operations for the year ended June 30, 2016 primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values of the Fund's portfolio.

* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

** The ratios include 0.45% for the year ended June 30, 2017, and 0.08% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 7).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 14.83% and (0.03)%, respectively.

AMERICAFIRST SEASONAL ROTATION FUND

CLASS U

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST TACTICAL ALPHA FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Years Ended
	6/30/2017	6/30/2016	6/30/2015	6/30/2014	6/30/2013

Net Asset Value, at Beginning of Period	$ 11.87	$ 11.71	$ 12.01	$ 9.29	$ 9.31

From Investment Operations:
Net Investment Income (Loss) *	(0.06)	(0.21)	(0.01)	(0.04)	0.03
Net Realized and Unrealized Gain (Loss) on Investments	0.51	0.37	(0.29)	2.76	(0.01)
Total from Investment Operations	0.45	0.16	(0.30)	2.72	0.02

Distributions from:
Return of Capital	-	-	-	-	(0.04)
Total Distributions	-	-	-	-	(0.04)

Paid in Capital From Redemption Fees	-	- (c)	- (c)	- (c)	- (c)

Net Asset Value, at End of Year	$ 12.32	$ 11.87	$ 11.71	$ 12.01	$ 9.29

Total Return (a)	3.79%***	1.37%***	(2.50)%	29.28%	0.21%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 4,183	$ 6,045	$ 7,191	$ 8,672	$ 8,823
Before Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	4.00%**	4.68%**	3.44%	3.04%	3.00%
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	3.94%**	3.55%**	3.19%	3.03%	2.70%
Ratio of Net Investment Income (Loss) to Average Net Assets (b)	(1.54)%**	(2.93)%**	(0.84)%	(0.96)%	0.01%
After Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	2.98%**	3.62%**	2.71%	2.45%	2.74%
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	2.92%**	2.49%**	2.46%	2.44%	2.44%
Ratio of Net Investment Income (Loss) to Average Net Assets (b)	(0.52)%**	(1.87)%**	(0.11)%	(0.37)%	0.28%
Portfolio Turnover	354.88%	333.49%	529.08%	374.70%	601.59%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c) Less than $0.01 per share.

* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

** The ratios include 0.45% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 7).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 4.21% and 1.44%, respectively.

AMERICAFIRST TACTICAL ALPHA FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST TACTICAL ALPHA FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Years Ended
	6/30/2017	6/30/2016	6/30/2015	6/30/2014	6/30/2013

Net Asset Value, at Beginning of Year	$ 12.37	$ 12.03	$ 12.22	$ 9.39	$ 9.40

From Investment Operations:
Net Investment Income (Loss) *	0.03	(0.08)	0.10	0.05	0.06
Net Realized and Unrealized Gain (Loss) on Investments	0.54	0.42	(0.29)	2.78	0.01(d)
Total from Investment Operations	0.57	0.34	(0.19)	2.83	0.07

Distributions from:
Return of Capital	-	-	-	-	(0.08)
Total Distributions	-	-	-	-	(0.08)

Paid in Capital From Redemption Fees	-	- (c)	- (c)	- (c)	- (c)

Net Asset Value, at End of Year	$ 12.94	$ 12.37	$ 12.03	$ 12.22	$ 9.39

Total Return (a)	4.61%***	2.83%***	(1.55)%	30.14%	0.72%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 378	$ 308	$ 653	$ 1,121	$ 688
Before Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	4.00%**	4.21%**	2.91%	2.55%	2.53%
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	3.92%**	3.08%**	2.66%	2.54%	2.23%
Ratio of Net Investment Income (Loss) to Average Net Assets (b)	(1.38)%**	(2.55)%**	(0.33)%	(0.27)%	0.45%
After Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	2.39%**	2.28%**	1.75%	1.81%	2.24%
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	2.34%**	1.15%**	1.50%	1.80%	1.94%
Ratio of Net Investment Income (Loss) to Average Net Assets (b)	0.22%**	(0.63)%**	0.83%	0.47%	0.65%
Portfolio Turnover	354.88%	333.49%	529.08%	374.70%	601.59%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.

(b) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c) Less than $0.01 per share.

(d) As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share.  This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ended June 30, 2013, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

** The ratios include 0.45% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 7).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 5.17% and 2.90%, respectively.

AMERICAFIRST TACTICAL ALPHA FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST TACTICAL ALPHA FUND

CLASS U

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Years Ended
	6/30/2017	6/30/2016	6/30/2015	6/30/2014	6/30/2013

Net Asset Value, at Beginning of Year	$ 11.52	$ 11.43	$ 11.78	$ 9.15	$ 9.19

From Investment Operations:
Net Investment Loss *	(0.12)	(0.27)	(0.07)	(0.09)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	0.51	0.36	(0.28)	2.72	(0.02)
Total from Investment Operations	0.39	0.09	(0.35)	2.63	(0.04)

Paid in Capital From Redemption Fees	-	- (c)	- (c)	- (c)	- (c)

Net Asset Value, at End of Year	$ 11.91	$ 11.52	$ 11.43	$ 11.78	$ 9.15

Total Return (a)	3.39%***	0.79%***	(2.97)%	28.74%	(0.38)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 3,331	$ 4,262	$ 6,012	$ 7,966	$ 8,759
Before Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	4.80%**	5.20%**	3.94%	3.54%	3.52%
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	4.73%**	4.07%**	3.69%	3.53%	3.22%
Ratio of Net Investment Loss to Average Net Assets (b)	(2.31)%**	(3.47)%**	(1.34)%	(1.47)%	(0.48)%
After Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	3.50%**	4.15%**	3.20%	2.95%	3.25%
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	3.43%**	3.02%**	2.95%	2.94%	2.95%
Ratio of Net Investment Loss to Average Net Assets (b)	(1.01)%**	(2.42)%**	(0.61)%	(0.88)%	(0.21)%
Portfolio Turnover	354.88%	333.49%	529.08%	374.70%	601.59%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c) Less than $0.01 per share.

* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

** The ratios include 0.45% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 7).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 3.82% and 0.86%, respectively.

AMERICAFIRST TACTICAL ALPHA FUND

CLASS U

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST INCOME FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Years Ended
	6/30/2017	6/30/2016	6/30/2015	6/30/2014	6/30/2013

Net Asset Value, at Beginning of Year	$ 6.70	$ 8.14	$ 9.25	$ 9.21	$ 9.05

From Investment Operations:
Net Investment Income *	0.20	0.26	0.25	0.36	0.60
Net Realized and Unrealized Gain (Loss) on Investments	0.96	(1.19)	(0.75)	0.34	0.23
Total from Investment Operations	1.16	(0.93)	(0.50)	0.70	0.83

Distributions from:
Net Investment Income	(0.18)	(0.22)	(0.18)	(0.25)	(0.56)
Return of Capital	(0.27)	(0.29)	(0.43)	(0.41)	(0.11)
Total Distributions	(0.45)	(0.51)	(0.61)	(0.66)	(0.67)

Paid in Capital From Redemption Fees	- (c)	- (c)	- (c)	- (c)	- (c)

Net Asset Value, at End of Year	$ 7.41	$ 6.70	$ 8.14	$ 9.25	$ 9.21

Total Return (a)	17.61%***	(11.80)%***	(5.54)%	7.83%	9.44%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 6,964	$ 7,821	$ 11,517	$ 15,309	$ 10,325
Before Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	3.63%**	3.27%**	2.43%	2.44%	2.52%
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	3.28%**	2.90%**	2.42%	2.43%	2.51%
Ratio of Net Investment Income to Average Net Assets (b)	2.05%**	2.92%**	2.60%	3.71%	6.23%
After Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	2.93%**	2.63%**	2.21%	2.20%	2.21%
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	2.58%**	2.26%**	2.20%	2.19%	2.20%
Ratio of Net Investment Income to Average Net Assets (b)	2.76%**	3.56%**	2.82%	3.94%	6.54%
Portfolio Turnover	125.07%	349.38%	226.22%	336.01%	315.48%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c) Less than $0.01 per share.

* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

** The ratios include 0.38% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 7).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 17.92% and (11.73)%, respectively.

AMERICAFIRST INCOME FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST INCOME FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Years Ended
	6/30/2017	6/30/2016	6/30/2015	6/30/2014	6/30/2013

Net Asset Value, at Beginning of Year	$ 6.78	$ 8.19	$ 9.27	$ 9.21	$ 9.05

From Investment Operations:
Net Investment Income *	0.26	0.35	0.31	0.43	0.65
Net Realized and Unrealized Gain (Loss) on Investments	0.95	(1.22)	(0.73)	0.34	0.23
Total from Investment Operations	1.21	(0.87)	(0.42)	0.77	0.88

Distributions from:
Net Investment Income	(0.18)	(0.19)	(0.21)	(0.26)	(0.60)
Return of Capital	(0.27)	(0.35)	(0.45)	(0.45)	(0.12)
Total Distributions	(0.45)	(0.54)	(0.66)	(0.71)	(0.72)

Paid in Capital From Redemption Fees	- (c)	- (c)	- (c)	- (c)	- (c)

Net Asset Value, at End of Year	$ 7.54	$ 6.78	$ 8.19	$ 9.27	$ 9.21

Total Return (a)	18.36%***	(10.91)%***	(4.72)%	8.58%	9.96%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 3,199	$ 2,781	$ 6,380	$ 15,033	$ 8,900
Before Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	3.18%**	2.68%**	1.93%	1.95%	2.02%
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	2.83%**	2.31%**	1.92%	1.94%	2.01%
Ratio of Net Investment Income to Average Net Assets (b)	2.55%**	3.51%**	3.04%	4.27%	6.76%
After Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	2.13%**	1.64%**	1.40%	1.49%	1.71%
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	1.78%**	1.27%**	1.39%	1.48%	1.70%
Ratio of Net Investment Income to Average Net Assets (b)	3.60%**	4.56%**	3.57%	4.73%	7.07%
Portfolio Turnover	125.07%	349.38%	226.22%	336.01%	315.48%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c) Less than $0.01 per share.

* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

** The ratios include 0.38% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 7).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 18.83% and (10.84)%, respectively.

AMERICAFIRST INCOME FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST INCOME FUND

CLASS U

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Years Ended
	6/30/2017	6/30/2016	6/30/2015	6/30/2014	6/30/2013

Net Asset Value, at Beginning of Year	$ 6.71	$ 8.14	$ 9.25	$ 9.21	$ 9.04

From Investment Operations:
Net Investment Income *	0.17	0.23	0.20	0.31	0.55
Net Realized and Unrealized Gain (Loss) on Investments	0.95	(1.19)	(0.74)	0.34	0.24
Total from Investment Operations	1.12	(0.96)	(0.54)	0.65	0.79

Distributions from:
Net Investment Income	(0.16)	(0.18)	(0.17)	(0.23)	(0.52)
Return of Capital	(0.24)	(0.29)	(0.40)	(0.38)	(0.10)
Total Distributions	(0.40)	(0.47)	(0.57)	(0.61)	(0.62)

Paid in Capital From Redemption Fees	- (c)	- (c)	- (c)	- (c)	- (c)

Net Asset Value, at End of Year	$ 7.43	$ 6.71	$ 8.14	$ 9.25	$ 9.21

Total Return (a)	16.98%***	(12.14)%***	(6.01)%	7.30%	8.98%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 4,352	$ 5,665	$ 10,526	$ 14,354	$ 10,825
Before Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	4.47%**	3.73%**	2.93%	2.94%	3.02%
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	4.11%**	3.36%**	2.92%	2.93%	3.01%
Ratio of Net Investment Income to Average Net Assets (b)	1.21%**	2.48%**	2.10%	3.21%	5.71%
After Waiver/Recapture:
Ratio of Expenses to Average Net Assets (b)	3.44%**	3.09%**	2.71%	2.70%	2.71%
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short (b)	3.08%**	2.72%**	2.70%	2.69%	2.70%
Ratio of Net Investment Income to Average Net Assets (b)	2.24%**	3.13%**	2.32%	3.44%	6.01%
Portfolio Turnover	125.07%	349.38%	226.22%	336.01%	315.48%

(a) Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c) Less than $0.01 per share.

* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

** The ratios include 0.38% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 7).

*** Includes the effects of legal fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 17.29% and (12.07)%, respectively.

AMERICAFIRST INCOME FUND

CLASS U

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2017

 1. ORGANIZATION AND SIGNIFCANT ACCOUNTING POLICIES

AmericaFirst Quantitative Funds (the “Trust”) was reorganized as a Delaware statutory trust on January 4, 2013. Prior to January 4, 2013, the series of the Trust, other than AmericaFirst Seasonal Rotation Fund and AmericaFirst Large Cap Share Buyback Fund, were each a part of the Mutual Fund Series Trust, an Ohio business trust organized on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of six series: AmericaFirst Defensive Growth Fund, AmericaFirst Income Fund (formerly AmericaFirst Income Trends Fund), AmericaFirst Tactical Alpha Fund (formerly AmericaFirst Absolute Return Fund), AmericaFirst Quantitative Strategies Fund, AmericaFirst Seasonal Rotation Fund (formerly AmericaFirst Seasonal Trends Fund), and AmericaFirst LargeCap Share Buyback Fund (each a “Fund” and collectively, the “Funds”). The Funds are registered as diversified series of the Trust, except the Large Cap Share Buyback Fund which is non-diversified. The investment objectives of each Fund are set forth below. AmericaFirst Capital Management, LLC (the “Manager”) is investment advisor to the Funds.

AmericaFirst Defensive Growth Fund (“Defensive Growth Fund”) commenced operations on May 23, 2011. The Fund’s investment objective is to achieve capital appreciation through all market cycles.

AmericaFirst Large Cap Buyback Fund (“Large Cap Share Buyback Fund”) commenced operations on January 31, 2017. The Fund’s investment objective is to provide growth of capital.

AmericaFirst Quantitative Strategies Fund (“Quantitative Strategies Fund”) commenced operations on September 28, 2007. The Fund’s investment objective is to achieve long-term capital appreciation and to achieve positive returns through all market cycles.

AmericaFirst Seasonal Rotation Fund (“Seasonal Rotation Fund”) commenced operations on October 31, 2013. The Fund’s investment objective is to achieve capital appreciation with a focus on producing positive returns regardless of the direction of the financial markets.

AmericaFirst Tactical Alpha Fund (“Tactical Alpha Fund”) commenced operations on February 26, 2010. The Fund’s investment objective is to achieve capital appreciation with a focus on producing positive returns regardless of the direction of financial markets.

AmericaFirst Income Fund (“Income Fund”) commenced operations on July 1, 2010. The Fund’s investment objective is to achieve a high rate of current income with less volatility than common stocks as measured by standard deviation. The Fund seeks total return as a secondary investment objective.

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2017

The Defensive Growth Fund, Large Cap Share Buyback Fund, Seasonal Rotation Fund, Tactical Alpha Fund, and Income Fund, each offer three classes of shares, Class A, Class I, and Class U. The Quantitative Strategies Fund offers three classes of shares, Class A, Class C, and Class I. Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

a)       Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Funds will not change.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close (generally 4:00 pm eastern time).

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2017

Exchange Traded Funds (“ETF”) – The Funds may invest in exchange traded funds. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2017 for each Fund’s assets and liabilities measured at fair value:

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2017

Defensive Growth Fund

Assets
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$30,294,128	$30,294,128	$—	$—
Exchange-Traded Fund	2,830,918	2,830,918	—	—
Total	$33,125,046	$33,125,046	$—	$—

Large Cap Buyback Fund

Assets
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$1,857,101	$1,857,101	$—	$—
Money Market Fund	58,402	58,402	—	—
Total	$1,915,503	$1,915,503	$—	$—

Quantitative Strategies Fund

Assets
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$9,934,768	$9,853,839	$80,929	$—
Bonds & Notes (2)	501,750	—	501,750	—
Real Estate Investment Trusts	2,413,978	2,413,978	—	—
Money Market Fund	270,839	270,839	—	—
Total	$13,121,335	$12,538,656	$582,679	$—

Seasonal Rotation Fund

Assets
Security Classification (1)	Value	Level 1	Level 2	Level 3
Corporate Bonds (2)	$3,834,717	$—	$3,834,717	$—
U.S. Treasury Bonds	3,548,667	—	3,548,667	—
U.S. Treasury Notes	1,981,641	—	1,981,641	—
Money Market Fund	86,663	86,663	—	—
Total	$9,451,688	$86,663	$9,365,025	$—

Tactical Alpha Fund

Assets
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$7,096,519	$7,096,519	$—	$—
Real Estate Investment Trusts	693,302	693,302
Money Market Fund	28,387	28,387	—	—
Total	$7,818,208	$7,818,208	$—	$—

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2017

Income Fund

Assets
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$7,017,994	$7,017,994	$—	$—
Bonds & Notes (2)	5,023,503	—	5,023,503	—
Real Estate Investment Trusts	1,354,099	1,354,099	—	—
Money Market Fund	906,929	906,929	—	—
Total	$14,302,525	$9,279,022	$5,023,503	$—

(1)

As of and during the year ended June 30, 2017, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs were used in determining fair value is not applicable.

(2)	For a detailed break-out of common stocks and bonds & notes by investment industry please refer to the Schedules of Investments.

The Funds had no transfers between Level 1 and Level 2 during the year ended June 30, 2017. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

b)       Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own, but has borrowed in anticipation that the market price of that security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which a fund sold the security short.

c)       Federal Income Tax – The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions on returns filed for open tax years (2014-2016) or expected to be taken in the Funds’ 2017 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

d)       Distribution to Shareholders - Distributions from investment income and net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2017

accordance with income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, mark-to-market on open Section 1256 contracts) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

e)       Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis using the effective interest method. Discounts and premiums on debt securities are amortized over their respective lives. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

f)       Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on average net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

g)       Foreign Currency – The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

h)       Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i)       Commitments and Contingencies – In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2017

general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

j)

ETF and ETN Investments - ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by each Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

 2. INVESTMENT TRANSACTIONS

For the year or period ended June 30, 2017, aggregate purchases and sales of investment securities (excluding short-term investments and government securities) for the Funds were as follows:

	Purchases	Sales
Defensive Growth Fund	$188,883,040	$242,761,008
Large Cap Buyback Fund	2,451,606	646,424
Quantitative Strategies Fund	64,284,066	80,737,926
Seasonal Rotation Fund	35,499,078	35,746,128
Tactical Alpha Fund	32,246,850	35,418,161
Income Fund	18,372,600	23,417,072

The Seasonal Rotation Fund purchased and sold $2,009,559 and $5,452,640, respectively, of government securities during the year.

  3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

AmericaFirst Capital Management, LLC (“AFCM” or the “Manager”) acts as investment advisor for the Funds pursuant to the terms of an Investment Management Agreement with the Trust (the “Management Agreement”). Under the terms of the Management Agreement, AFCM is responsible for formulating the Funds’ investment policies, making ongoing investment decisions and engaging in portfolio transactions. The Management Agreement provides that the Manager will provide the Funds with investment advice and supervision and will continuously furnish an investment program for the Funds consistent with the investment objectives and policies of the Funds. For its services under the Management Agreement, the Manager is paid a bi-monthly (or more frequently) management fee at the annual rate of the average daily net assets were as follows:

Defensive Growth Fund	1.50%
Large Cap Buyback Fund	1.25%
Quantitative Strategies Fund	1.00%
Seasonal Rotation Fund	1.25%
Tactical Alpha Fund	1.25%
Income Fund	1.25%

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2017

Prior to October 31, 2016, the Tactical Alpha Fund and the Seasonal Rotation Fund paid an annual management fee of 1.50% of the average daily net assets of each Fund. For the year ended June 30, 2017, management fees were as follows:

Defensive Growth Fund	$818,878
Large Cap Buyback Fund	$6,887
Quantitative Strategies Fund	$192,275
Seasonal Rotation Fund	$114,305
Tactical Alpha Fund	$123,580
Income Fund	$185,093

AFCM and the Funds have entered into Expense Limitation Agreements (“Expense Limits”) under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, legal fees, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) at the ratios to average daily net assets detailed below.  Prior to October 31, 2016, legal fees were included in the foregoing expense limits.  Below are the ratios, by class, per each contractual agreement:

	Class A	Class I	Class U	Class C	Expiration
Defensive Growth Fund	2.45%	1.94%	2.95%	-	October 31, 2017
Large Cap Buyback Fund	2.45%	1.74%	2.95%	-	October 31, 2018
Quantitative Strategies Fund	1.50%	1.95%	-	2.25%	October 31, 2017
Seasonal Rotation Fund	2.45%	1.95%	2.95%	-	October 31, 2017
Tactical Alpha Fund	2.45%	1.74%	2.95%	-	October 31, 2017
Income Fund	2.20%	1.40%	2.70%	-	October 31, 2017

Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the date in which those particular expenses are incurred, if the Funds are able to make the repayments without exceeding the expense limitations in effect at that time and the repayments are approved by the Board of Trustees.

	June 30, 2018	June 30, 2019	June 30, 2020
Defensive Growth Fund	$168,314	$218,979	$26,119
Large Cap Buyback Fund	-	-	$38,007
Quantitative Strategies Fund	$112,655	$153,271	$142,273
Seasonal Rotation Fund	$73,744	$115,708	$98,550
Tactical Alpha Fund	$122,737	$129,521	$106,545
Income Fund	$105,800	$153,552	$129,104

Distributor – The Trust has adopted a Distribution Plan (“Plan”), pursuant to rule 12b-1 under the 1940 Act for each class of shares, other than class I, which allows the Funds to pay to the distributor a monthly fee for distribution and shareholder servicing expenses. Under the Plan, the Funds may pay up to 0.25% for Class A and 1.00% for Class C and

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2017

Class U per year of its average daily net assets for such distribution and shareholder service activities. The Distribution Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. During the year or period ended June 30, 2017, fees incurred under the Plan were as follows:

Defensive Growth Fund	$151,691
Large Cap Buyback Fund	$1,229
Quantitative Strategies Fund	$121,898
Seasonal Rotation Fund	$28,634
Tactical Alpha Fund	$50,618
Income Fund	$66,538

The distributor of the Funds was Northern Lights Distributors, LLC (the “Distributor) until May 26, 2017. The Distributor acted as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the year ended June 30, 2017, the Distributor received underwriter commissions of $154,302 for sales of Class A, Class C and Class U shares, of which $2,428 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provided services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provided administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds paid GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain former officers of the Trust are also officers of GFS, and were not paid any fees directly by the Funds for serving in such capacities.  For the period July 1, 2016 through May 26, 2017, GFS earned $349,725 for the services it provided to the Funds.

As of May 26, 2017, Mutual Shareholder Services, LLC (“MSS”) began to serve as the Funds Transfer Agent, Accounting, and Administrator, and Gemini and its affiliates no longer service the Funds.

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Manager will receive no salary or fees from the Trust. Trustees, who are not “interested persons” as that term is defined in the 1940 Act, will be paid $2,500 per meeting attended in-person or $100 per telephonic meeting attended, at the discretion of the Chairman of the Trust. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Alaric Compliance Services (“Alaric”) provides compliance services and a chief compliance officer to the Funds for which Alaric receives customary fees from the Funds.

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2017

 4. REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 90 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption occurs. For the year ended June 30, 2017, redemption fees were assessed as follows:

Defensive Growth Fund	$9,483
Large Cap Buyback Fund	$54
Quantitative Strategies Fund	$272
Seasonal Rotation Fund	$0
Tactical Alpha Fund	$0
Income Fund	$4,423

 5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended June 30, 2017 and June 30, 2016 was as follows:

For the year or period ended June 30, 2017:

	Ordinary	Long-Term	Return
	Income	Capital Gains	of Capital	Total
AmericaFirst Defensive Growth Fund	$—	$48,274	$—	$48,274
AmericaFirst Large Cap Buyback Fund	—	—	—	—
AmericaFirst Quantitative Strategies Fund	395,648	—	—	395,648
AmericaFirst Seasonal Rotation Fund	—	—	—	—
AmericaFirst Tactical Alpha Fund	—	—	—	—
AmericaFirst Income Fund	374,131	—	502,187	876,318

For the year ended June 30, 2016:

	Ordinary	Long-Term	Return
	Income	Capital Gains	of Capital	Total
AmericaFirst Defensive Growth Fund	$194,255	$365,428	$—	$559,683
AmericaFirst Quantitative Strategies Fund	418,828	—	—	418,828
AmericaFirst Seasonal Rotation Fund	80,998	—	—	80,998
AmericaFirst Tactical Alpha Fund	—	—	—	—
AmericaFirst Income Fund	618,606	—	790,229	1,408,835

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2017

 As of June 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits

AmericaFirst Defensive Growth Fund	$—	$—	$(1,996,611)	$(7,307,256)	$—	$885,435	$(8,418,432)
AmericaFirst Large Cap Buyback Fund	—	—	(18,900)	—	—	45,347	26,447
AmericaFirst Quantitative Strategies Fund	—	—	—	(8,268,071)	—	(208,330)	(8,476,401)
AmericaFirst Seasonal Rotation Fund	—	—	(64,376)	—	4,983	6,254	(53,139)
AmericaFirst Tactical Alpha Fund	—	—	(52,410)	(5,185,654)	41,701	137,177	(5,059,186)
AmericaFirst Income Fund	—	—	—	(8,728,357)	44,869	292,189	(8,391,299)

The difference between book basis and tax basis unrealized appreciation/ (depreciation), undistributed net investment income/loss and accumulated net realized gains/ (losses) from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, and adjustments for real estate investment trusts, partnerships, grantor trusts and constructive sales of securities held short. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles and adjustments for constructive sales of securities held short.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
AmericaFirst Defensive Growth Fund	$101,359
AmericaFirst Large Cap Buyback Fund	18,900
AmericaFirst Quantitative Strategies Fund	—
AmericaFirst Seasonal Rotation Fund	64,376
AmericaFirst Tactical Alpha Fund	52,410
AmericaFirst Income Fund	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2017

Post October
Losses
AmericaFirst Defensive Growth Fund	$1,895,252
AmericaFirst Large Cap Buyback Fund	—
AmericaFirst Quantitative Strategies Fund	—
AmericaFirst Seasonal Rotation Fund	—
AmericaFirst Tactical Alpha Fund	—
AmericaFirst Income Fund	—

At June 30, 2017, the Funds below had capital loss carry forwards with no expiration date for federal income tax purposes available to offset future capital gains as follows:

	Short-Term	Long-Term	Total
AmericaFirst Defensive Growth Fund	$6,735,859	$571,397	$7,307,256
AmericaFirst Large Cap Buyback Fund	—	—	—
AmericaFirst Quantitative Strategies Fund	7,359,966	908,105	8,268,071
AmericaFirst Seasonal Rotation Fund	—	—	—
AmericaFirst Tactical Alpha Fund	4,202,747	982,907	5,185,654
AmericaFirst Income Fund	8,728,357	—	8,728,357

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), net operating losses, non-deductible expenses, the reclass of Fund distributions and equalization debits, and adjustments for C-corporation return of capital distributions, capitalization in lieu of dividend payments, real estate investment trusts, grantor trusts and partnerships, resulted in reclassifications for the fiscal year ended June 30, 2017 as follows:

	Paid In Capital	Undistributed/ Accumulated Ordinary Income (Loss)	Accumulated Net Realized Loss

AmericaFirst Defensive Growth Fund	$(563,695)	$564,082	$(387)
AmericaFirst Large Cap Buyback Fund	—	6,578	(6,578)
AmericaFirst Quantitative Strategies Fund	(57,463)	25,736	31,727
AmericaFirst Seasonal Rotation Fund	—	25,402	(25,402)
AmericaFirst Tactical Alpha Fund	(118,823)	130,179	(11,356)
AmericaFirst Income Fund	—	79	(79)

 6. NEW ACCOUNTING PRONOUNCEMENTS

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements.  Compliance with the guidance is required for financial statements filed with the SEC on or after August 1, 2017.

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2017

 7. EXTRAORDINARY EXPENSES

Certain costs incurred by the Funds were deemed to be extraordinary for expense limitation agreement purposes and were not included in the amounts subject to advisory fee waiver or expense reimbursement pursuant to the agreement. Such fees for the year ended June 30, 2017 were as follows:

Defensive Growth Fund	$150,352
Large Cap Share Buy Back Fund	$25,940
Quantitative Strategies Fund	$68,972
Seasonal Rotation Fund	$38,467
Tactical Alpha Fund	$41,106
Income Fund	$50,602

 8. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

During the period subsequent to year-end, the Income Fund paid the following distributions per share:

Class A

	Pay Date	Rate

Ordinary Income	7/28/2017	0.03695

Ordinary Income	8/30/2017	0.03695

Class I

	Pay Date	Rate

Ordinary Income	7/28/2017	0.03840

Ordinary Income	8/30/2017	0.03840

Class U

	Pay Date	Rate

Ordinary Income	7/28/2017	0.03270

Ordinary Income	8/30/2017	0.03270

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2017

To the Board of Trustees of AmericaFirst Quantitative Funds

and the Shareholders of AmericaFirst Defensive Growth Fund, AmericaFirst Large Cap Share Buyback Fund, AmericaFirst Quantitative Strategies Fund, AmericaFirst Seasonal Rotation Fund, AmericaFirst Tactical Alpha Fund, and AmericaFirst Income Fund

We have audited the accompanying statements of assets and liabilities of AmericaFirst Defensive Growth Fund, AmericaFirst Large Cap Share Buyback Fund, AmericaFirst Quantitative Strategies Fund, AmericaFirst Seasonal Rotation Fund (formerly AmericaFirst Seasonal Trends Fund), AmericaFirst Tactical Alpha Fund, and AmericaFirst Income Fund (formerly AmericaFirst Income Trends Fund) each a series of shares of beneficial interest in AmericaFirst Quantitative Funds (the “Funds”), including the schedules of investments, as of June 30, 2017, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or period in the two-year period then ended and the financial highlights for each of the respective years or periods presented.  These financial statements and financial highlights are the responsibility of the Funds' management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2017 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AmericaFirst Defensive Growth Fund, AmericaFirst Large Cap Share Buyback Fund, AmericaFirst Quantitative Strategies Fund, AmericaFirst Seasonal Rotation Fund, AmericaFirst Tactical Alpha Fund, and AmericaFirst Income Fund as of June 30, 2017, and the results of their operations for the year or period then ended, the changes in their net assets for each of the years or period in the two-year period then ended and their financial highlights for each of the years or periods presented, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

September 29, 2017

AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION

JUNE 30, 2017 (UNAUDITED)

 As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period January 1, 2017 and held for the entire period through June 30, 2017.

Actual Expenses

The first section of each table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period/year.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2017 (UNAUDITED)

AmericaFirst Defensive Growth Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2017	June 30, 2017	January 1, 2017 to June 30, 2017

Actual	$1,000.00	$1,063.01	$16.37
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,008.93	$15.94

* Expenses are equal to the Fund's annualized expense ratio of 3.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AmericaFirst Defensive Growth Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2017	June 30, 2017	January 1, 2017 to June 30, 2017

Actual	$1,000.00	$1,066.80	$13.89
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,011.36	$13.51

* Expenses are equal to the Fund's annualized expense ratio of 2.71%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AmericaFirst Defensive Growth Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2017	June 30, 2017	January 1, 2017 to June 30, 2017

Actual	$1,000.00	$1,062.11	$19.02
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,006.35	$18.51

* Expenses are equal to the Fund's annualized expense ratio of 3.72%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2017 (UNAUDITED)

AmericaFirst LargeCap Buyback Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 31, 2017	June 30, 2017	January 31, 2017 to June 30, 2017

Actual	$1,000.00	$1,026.00	$28.96
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$992.10	$28.47

* Expenses are equal to the Fund's annualized expense ratio of 6.91%, multiplied by the average account value over the period, multiplied by 151/365 (to reflect the partial period).

AmericaFirst LargeCap Buyback Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 31, 2017	June 30, 2017	January 31, 2017 to June 30, 2017

Actual	$1,000.00	$1,030.00	$31.24
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$989.91	$30.62

* Expenses are equal to the Fund's annualized expense ratio of 7.44%, multiplied by the average account value over the period, multiplied by 151/365 (to reflect the partial period).

AmericaFirst LargeCap Buyback Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 31, 2017	June 30, 2017	January 31, 2017 to June 30, 2017

Actual	$1,000.00	$1,024.00	$36.97
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$984.16	$36.24

* Expenses are equal to the Fund's annualized expense ratio of 8.83%, multiplied by the average account value over the period, multiplied by 151/365 (to reflect the partial period).

AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2017 (UNAUDITED)

AmericaFirst Quantitative Strategies Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2017	June 30, 2017	January 1, 2017 to June 30, 2017

Actual	$1,000.00	$1,052.04	$11.40
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.69	$11.18

* Expenses are equal to the Fund's annualized expense ratio of 2.24%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AmericaFirst Quantitative Strategies Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2017	June 30, 2017	January 1, 2017 to June 30, 2017

Actual	$1,000.00	$1,050.94	$14.04
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,011.11	$13.76

* Expenses are equal to the Fund's annualized expense ratio of 2.76%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AmericaFirst Quantitative Strategies Fund - Class C

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2017	June 30, 2017	January 1, 2017 to June 30, 2017

Actual	$1,000.00	$1,047.71	$15.03
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,010.12	$14.75

* Expenses are equal to the Fund's annualized expense ratio of 2.96%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2017 (UNAUDITED)

AmericaFirst Seasonal Rotation Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2017	June 30, 2017	January 1, 2017 to June 30, 2017

Actual	$1,000.00	$1,097.45	$17.06
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,008.53	$16.33

* Expenses are equal to the Fund's annualized expense ratio of 3.28%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AmericaFirst Seasonal Rotation Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2017	June 30, 2017	January 1, 2017 to June 30, 2017

Actual	$1,000.00	$1,094.92	$14.28
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,011.16	$13.71

* Expenses are equal to the Fund's annualized expense ratio of 2.75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AmericaFirst Seasonal Rotation Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2017	June 30, 2017	January 1, 2017 to June 30, 2017

Actual	$1,000.00	$1,094.92	$19.32
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,006.35	$18.51

* Expenses are equal to the Fund's annualized expense ratio of 3.72%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2017 (UNAUDITED)

AmericaFirst Tactical Alpha Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2017	June 30, 2017	January 1, 2017 to June 30, 2017

Actual	$1,000.00	$1,010.66	$16.45
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,008.43	$16.43

* Expenses are equal to the Fund's annualized expense ratio of 3.30%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AmericaFirst Tactical Alpha Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2017	June 30, 2017	January 1, 2017 to June 30, 2017

Actual	$1,000.00	$1,014.90	$13.34
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,011.55	$13.32

* Expenses are equal to the Fund's annualized expense ratio of 2.67%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AmericaFirst Tactical Alpha Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2017	June 30, 2017	January 1, 2017 to June 30, 2017

Actual	$1,000.00	$1,008.47	$18.92
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,005.95	$18.90

* Expenses are equal to the Fund's annualized expense ratio of 3.80%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2017 (UNAUDITED)

AmericaFirst Income Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2017	June 30, 2017	January 1, 2017 to June 30, 2017

Actual	$1,000.00	$1,058.93	$14.35
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,010.86	$14.01

* Expenses are equal to the Fund's annualized expense ratio of 2.81%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AmericaFirst Income Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2017	June 30, 2017	January 1, 2017 to June 30, 2017

Actual	$1,000.00	$1,063.57	$10.44
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.68	$10.19

* Expenses are equal to the Fund's annualized expense ratio of 2.04%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AmericaFirst Income Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2017	June 30, 2017	January 1, 2017 to June 30, 2017

Actual	$1,000.00	$1,056.49	$16.98
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,008.28	$16.58

* Expenses are equal to the Fund's annualized expense ratio of 3.33%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AMERICAFIRST QUANTITATIVE FUNDS

TRUSTEES & OFFICERS

JUNE 30, 2017 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

Disinterested Trustees

Name, Address and Year of Birth	Position(s) Held with AmericaFirst Term of Office Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in AmericaFirst Overseen by AmericaFirst Trustee	Other Directorships Held by AmericaFirst Trustee During the Past Five Years
DISINTERESTED TRUSTEES
Michael G. Dencavage Year of Birth: 1954	Trustee – 2012 to present	Retired, formerly Chief Financial Officer, San Juan Unified School District, (2004 to 2011)	6	None
Michael A. Gunning Year of Birth: 1958	Trustee – Feb. 2015 to present	Vice President, Personal Insurance Federation of California (legislative and regulatory advisory firm representing members to California State Legislature and Governor’s Office), 2001 to present	6	None

Interested Trustees and Officers of the Trust

Name, Address and Year of Birth	Position(s) Held with AmericaFirst Term of Office Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in AmericaFirst Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Rick A. Gonsalves 300 Harding Boulevard, Ste. 215 Roseville, CA 95678 Year of Birth: 1968	Trustee – 2012 to present; President – May 2017 to present	President & Chief Executive Officer, AmericaFirst Capital Management, LLC (2007 – present) (investment adviser to the Funds; President & Chief Executive Officer, Renaissance Investment Services (2005 to 2008); Registered Broker Representative for various Broker/Dealers from 1994 to 2007	6	None
OFFICERS OF THE TRUST
Ann Marie Swanson Year of Birth: 1962	Chief Compliance Officer of the Trust – 2016 to present

Director, Alaric Compliance Services, LLC (June 2015 to present); V.P. and Chief Compliance Officer, Thomas Partners Investment Management (May 2013 to March 2015); S.V.P. and Chief Compliance Officer,

Aletheia Research and Management, Inc. (August 2010 to January 2013)

			n/a	n/a

Compensation of the Board of Trustees

AMERICAFIRST QUANTITATIVE FUNDS

TRUSTEES & OFFICERS

JUNE 30, 2017 (UNAUDITED)

Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Funds, will be paid a fee of $2,500 per in-person meeting and $100 per telephonic meeting attended at the discretion of the Chairman. The “interested persons” of the Trust receive no Board member compensation from the Funds.

AMERICAFIRST QUANTITATIVE FUNDS

ADDITIONAL INFORMATION

JUNE 30, 2017 (UNAUDITED)

Reference is made to the Prospectus and the Statements of Additional Information for descriptions of the Management Agreements, Services Agreements and Distribution (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset value of shares of the Funds.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Form N-Qs may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC -0330.

PROXY VOTE

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-217 -8363; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-217-8363; and on the Commission’s website at http://www.sec.gov.

ADVISORY AGREEMENT APPROVAL

Approval of the Investment Advisory Agreement between the AmericaFirst Quantitative Funds and the Adviser with respect to AmericaFirst Large Cap Share Buyback Fund

At an in person meeting held on January 30, 2017, the Board of Trustees (the “Board” or the “Trustees”) including the Trustees who are not “interested persons”, as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the approval of an investment advisory agreement (the “Advisory Agreement”) between the AmericaFirst Quantitative Funds (the “Trust”) and AmericaFirst Capital Management, LLC (the “Adviser”), with respect to the AmericaFirst Large Cap Share Buyback Fund (the “Buyback Fund”). In its consideration of the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summarizes matters considered.

Nature, Extent and Quality of Services.  The Board examined the nature, extent and quality of the services to be provided by the Adviser to the Buyback Fund.  The Trustees reviewed materials provided by the Adviser related to the Advisory Agreement with the

AMERICAFIRST QUANTITATIVE FUNDS

ADDITIONAL INFORMATION

JUNE 30, 2017 (UNAUDITED)

Trust on behalf of the Buyback Fund, a description of the manner in which investment decisions are to be made and executed, the Adviser’s Form ADV Parts I and II, a

AMERICAFIRST QUANTITATIVE FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2017 (UNAUDITED)

profitability analysis and current and projected assessments of financial condition, an overview of the personnel that will perform services for the Buyback Fund, the compliance policies and procedures of the Adviser, including a certification that the Adviser has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b), historical and comparative performance information, and other policies and procedures of the Adviser.  The Trustees considered a presentation given by the Adviser regarding the Buyback Fund’s investment strategy, and considered their past experience with the Adviser as adviser to the other funds in the Trust.  The Trustees discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure, and both the experience of and recent changes to its fund management personnel.  The Trustees noted that the Adviser continues to reinvest in the business of the Trust, as evidenced by the launch of the Buyback Fund.  After further discussion, the Trustees concluded that the Adviser has sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided by the Adviser would likely meet the Board’s expectations.

Performance.  Because the Adviser does not manage a fund or account with a substantially similar investment strategy as the Buyback Fund, the Board considered the Adviser’s past performance in connection with the existing series of the Trust.  The Trustees reviewed the performance information presented by Mr. Gonsalves, President of the Adviser.  He then gave a brief description of each fund and noted that the AmericaFirst Defensive Growth Fund underperformed its Lipper category for the one and three year periods ending December 31, 2016 and underperformed its benchmark index for the all periods shown, but that the fund outperformed the category for the 5 year and since inception periods.  Mr. Gonsalves also noted the AmericaFirst Income Fund underperformed its Lipper category for all periods shown and its benchmark index for the three year and since inception periods, but that it outperformed the benchmark index for the one year and five year periods.  Next, he discussed the AmericaFirst Tactical Alpha Fund’s returns noting that it outperformed its Lipper category for all periods shown but underperformed its benchmark index for all periods shown.  Next, he noted the AmericaFirst Quantitative Strategies Fund underperformed its Lipper category for all periods shown and underperformed its benchmark index for all periods shown except since inception.  Mr. Gonsalves discussed the AmericaFirst Seasonal Rotation Fund, which outperformed its Lipper category for all periods shown and its benchmark index for the one year period.  After discussion, the Board concluded that the Adviser has the potential to deliver satisfactory performance.

Fees and Expenses.  The Trustees reviewed information regarding comparative fees charged by the Adviser to fees charged by advisers to a peer group of funds.  The Trustees found that the Buyback Fund’s proposed advisory fee of 1.25% was higher than the mean of its peer universe but was not the highest and within a range of reasonable fees.  The Trustees considered that the level of sophistication to be utilized by the Adviser in executing its investment strategy and concluded that the proposed contractual

AMERICAFIRST QUANTITATIVE FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2017 (UNAUDITED)

advisory fee to be paid to the Adviser was reasonable and acceptable in light of the quality of the services the Buyback Fund expected to receive from the Adviser.

Economies of Scale.  The Board considered whether there will be economies of scale in respect of the management of the Buyback Fund.  The Board considered the Adviser’s expectation for growth in the initial two year term of the Advisory Agreement and agreed that the absence of breakpoints was acceptable at this time.  However, the Board noted they would revisit the matter as assets in a Buyback Fund grow.

Profitability.  The Trustees discussed the Adviser’s projections for profit in connection with the management of the Buyback Fund.  The Trustees considered whether these profits are reasonable in light of the services provided to the Buyback Fund and in light of the Buyback Fund’s projected growth. The Trustees concluded that, based on current and projected asset levels, that they were satisfied that the Adviser’s level of projected profitability from its relationship with the Buyback Fund is not excessive.

Conclusion.  During the Board’s deliberations, it was noted that the Board did not identify any single piece of information that was all-important or controlling with respect to the Advisory Agreement for the Buyback Fund.  Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the Advisory Agreement for the Buyback Fund.

PRIVACY NOTICE

 Rev. Jan 2013

FACTS	WHAT DOES AMERICAFIRST QUANTITATIVE FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

          ■     Social Security number                                  ■     Purchase History

          ■     Assets                                                             ■     Account Balances

          ■     Retirement Assets                                          ■     Account Transactions

          ■     Transaction History                                       ■     Wire Transfer Instructions

          ■     Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons AmericaFirst Quantitative Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does AmericaFirst Quantitative Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

PRIVACY NOTICE (Continued)
Questions?	Call 1-877-217-8363
Who we are
Who is providing this notice?	AmericaFirst Quantitative Funds
What we do
How does AmericaFirst Quantitative Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does AmericaFirst Quantitative Funds collect my personal information?

We collect your personal information, for example, when you

■     Open an account

■     Provide account information

■     Give us your contact information

■     Make deposits or withdrawals from your account

■     Make a wire transfer

■     Tell us where to send the money

■     Tells us who receives the money

■     Show your government-issued ID

■     Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ AmericaFirst Quantitative Funds doesn’t share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ AmericaFirst Quantitative Funds doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ AmericaFirst Quantitative Funds doesn’t jointly market.

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This Page Was Left Blank Intentionally

AmericaFirst Quantitative Funds

MANAGER

AmericaFirst Capital Management, LLC

300 Harding Blvd.

Suite 215

Roseville, CA 95678

ADMINISTRATOR

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:

During the period covered by the report, there have not been any waivers to the provisions of the waivers.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that each of the independent board members together consist as the audit committee financial expert based on their combined knowledge and experience.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2017

$ 65,250

FY 2016

$ 56,250

(b)

Audit-Related Fees

Registrant

FY 2017

$ 0

FY 2016

$ 0

Nature of the fees:

N/A

(c)

Tax Fees

Registrant

FY 2017

$15,000

FY 2016

$12,500

Nature of the fees:

Review of the 1120-RICS  and Excise Returns.

(d)

All Other Fees

Registrant

FY 2017

$ 0

FY 2016

$ 0

Nature of the fees:

N/A

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2017

$15,000

FY 2016

$12,500

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable – applies to closed-end funds only.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable – applies to closed-end funds only.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies.  Not applicable – applies to closed-end funds only.

Item 10.  Submission of Matters to a Vote of Security Holders.  Not applicable – the registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AmericaFirst QuantitativeFunds

By /s/ Rick Gonsalves

*Rick Gonsalves

Chief Executive Officer

Date October 10, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

* Print the name and title of each signing officer under his or her signature.